                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                                    811-10267
                                    ---------
                       Investment Company Act file number

                                 AssetMark Funds
                                 ---------------
               (Exact name of registrant as specified in charter)

                     2300 Contra Costa Boulevard, Suite 425
                     --------------------------------------
                          Pleasant Hill, CA 94523-3967
                          ----------------------------
               (Address of principal executive offices) (Zip code)

                                  Carrie Hansen
                                  -------------
                       AssetMark Investment Services, Inc.
                       -----------------------------------
                     2300 Contra Costa Boulevard, Suite 425
                     --------------------------------------
                          Pleasant Hill, CA 94523-3967
                          ----------------------------
                     (Name and address of agent for service)
                                   COPIES TO:

       MICHAEL P. O'HARE, ESQ.                          CHAD FICKETT, ESQ.
STRADLEY, RONON, STEVENS & YOUNG, LLP            U.S. BANCORP FUND SERVICES, LLC
       2600 ONE COMMERCE SQUARE                      615 EAST MICHIGAN STREET
     PHILADELPHIA, PA 19103-7098                    MILWAUKEE, WISCONSIN 53202

                                 (866) 548-2653
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: June 30
                         -------

Date of reporting period:  September 30, 2004
                           ------------------

Item 1. Schedule of Investments.

AssetMark Core Plus Fixed Income Fund
Schedule of Investments
September 30, 2004 (Unaudited)

(showing percentage of total net assets)

U.S. TREASURY OBLIGATIONS - 27.3%
Public Finance, Taxation, And Monetary Policy - 18.0%
0.00% due 11/15/2021  (e)                                           $1,500,000       $628,030
2.375% due 08/31/2006                                                5,000,000      4,983,010
2.00% due 07/15/2014                                                 1,497,212      1,530,900
2.375% due 01/15/2025  (e)                                           3,526,988      3,675,372
3.375% due 01/15/2007                                                  896,614        958,221
3.875% due 01/15/2009  (e)                                           1,166,489      1,313,531
2.75% due 07/31/2006  (e)                                           19,000,000     19,077,197
3.50% due 08/15/2009  (e)                                            8,200,000      8,252,218
5.375% due 02/15/2031  (e)                                           6,900,000      7,393,785
0.00% due 08/15/2020  (e)                                           21,800,000      9,847,518
                                                                               ---------------
                                                                                   57,659,782
                                                                               ---------------
U.S. Treasury Bonds - 0.5%
5.25% due 02/15/2029  (e)                                            1,690,000      1,759,912
                                                                               ---------------
U.S. Treasury Notes - 8.8%
2.75% due 08/15/2007  (e)                                           17,400,000     17,357,875
4.25% due 08/15/2014 (e)                                             5,570,000      5,630,056
4.25% due 08/15/2013 (e)                                             5,100,000      5,177,897
                                                                               ---------------
                                                                                   28,165,828

TOTAL U.S. TREASURY OBLIGATIONS (Cost $87,091,896)                                $87,585,522

U.S. GOVERNMENT AGENCY ISSUES - 13.5%
Pool # 000TBA, 6.00% due 10/01/2028                                  3,000,000      3,104,064
Pool # 000TBA, 5.50% due 10/01/2034                                  2,800,000      2,839,374
Pool # 000TBA, 5.50% due 10/01/2019                                  4,900,000      5,065,375
Pool # 000TBA, 5.50% due 10/01/2034                                  5,800,000      5,901,500
Pool # 000TBA, 6.00% due 10/01/2034                                  2,300,000      2,384,812
Pool # 000TBA, 5.00% due 10/01/2034                                  4,300,000      4,278,500
                                                                               ---------------
Federal And Federally-sponsored Credit Agencies - 6.2%
7.125% due 06/15/2010                                                3,100,000      3,600,836
7.25% due 01/15/2010                                                 3,300,000      3,831,135
3.50% due 05/15/2007                                                 5,000,000      5,055,435
6.875% due 09/15/2010                                                3,100,000      3,570,776
7.00% due 03/15/2010                                                 3,200,000      3,689,315
                                                                               ---------------
                                                                                   19,747,497

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $43,250,266)                            $43,321,122

FOREIGN GOVERNMENT NOTE/BONDS - 1.8%
Executive Offices - 0.3%
Mexico Government International Bond
8.375% due 01/14/2011 (b)                                              610,000        716,750
8.75% due 11/21/2033 (b)                                               150,000        149,625
                                                                               ---------------
                                                                                      866,375
                                                                               ---------------
Fixed-income securities - Non North American - 1.0%
Federal Republic of Brazil
8.00% due 04/15/2014 (b)                                               293,193        291,818
Russia Government International Bond
5.00% due 03/31/2030 (b)                                             2,790,000      2,690,676
Republic of Turkey
7.25% due 03/15/2015 (b)                                               160,000        157,717
                                                                               ---------------
                                                                                    3,140,211
                                                                               ---------------
Foreign Trade And International Banking Institutions - 0.1%
Panama Government International Bond
9.625% due 02/08/2011 (b)                                              190,000        218,975
10.75% due 05/15/2020 (b)                                              120,000        144,600
                                                                               ---------------
                                                                                      363,575
                                                                               ---------------
General Government, Not Elsewhere Classified - 0.4%
Colombia Government International Bond
10.50% due 07/09/2010 (b)                                              120,000        138,900
11.00% due 08/17/2040 (b)                                              140,000        157,115
11.75% due 02/25/2020 (b)                                              180,000        220,950
12.75% due 01/15/2020 (b)                                              180,000        229,050
14.50% due 10/15/2009 (b)                                              460,000        595,700
                                                                               ---------------
                                                                                    1,341,715

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $5,609,886)                              $5,711,876

CORPORATE BONDS - 15.8%
ANZ Capital Trust I
5.36% due 12/15/2053 (1000.00000,    12-15-2013) (c)                   750,000        757,311
Arch Capital Group Ltd
7.35% due 05/01/2034 (b)                                               400,000        415,510
Aries Vermoegensverwaltungs GmbH
9.60% due 10/25/2014                                                   250,000        281,875
Dbs Bk Ltd Singapore
5.00% due 11/15/2019 (1000.00000,    11-15-2014) (b)(c)                550,000        539,174
Guatemala Rep
8.125% due 10/06/2034 (b)                                               80,000         81,800
Liberty Mut Group, Inc.
7.00% due 03/15/2034 (c)                                               300,000        305,073
Mizuho Financial Group Cayman Ltd
5.79% due 04/15/2014 (b)(c)                                            450,000        465,126
Rhodia SA
10.25% due 06/01/2010 (b)                                               20,000         20,700
Tyco International Group S.A. Participation    Certificate Trust
4.436% due 06/15/2007 (b)(c)                                           500,000        511,273
                                                                               ---------------
Automobiles - 0.3%
Ford Motor Co.
6.375% due 02/01/2029                                                  500,000        440,724
7.45% due 07/16/2031                                                   625,000        614,582
                                                                               ---------------
                                                                                    1,055,306
                                                                               ---------------
Beverages - 0.2%
Anheuser-Busch Cos, Inc.
4.95% due 01/15/2014                                                   490,000        502,241
                                                                               ---------------
Cable And Other Pay Television Services - 0.1%
Rogers Cable, Inc.
5.50% due 03/15/2014 (b)                                               400,000        370,000
                                                                               ---------------
Capital Markets - 0.7%
Goldman Sachs Group, Inc.
4.125% due 01/15/2008                                                  490,000        499,824
Lehman Brothers Holdings, Inc.
4.00% due 01/22/2008                                                   350,000        355,797
7.875% due 11/01/2009                                                  651,000        765,483
Morgan Stanley
3.625% due 04/01/2008  (e)                                             570,000        571,665
                                                                               ---------------
                                                                                    2,192,769
                                                                               ---------------
Chemicals - 0.1%
Lubrizol Corp.
4.625% due 10/01/2009                                                  125,000        125,161
5.50% due 10/01/2014                                                    75,000         74,629
                                                                               ---------------
                                                                                      199,790
                                                                               ---------------
Commercial Banks - 0.6%
Bank of America Corp.
3.875% due 01/15/2008                                                  630,000        639,779
Bank One Corp.
6.50% due 02/01/2006                                                   675,000        708,051
Wells Fargo & Co.
3.50% due 04/04/2008  (e)                                              640,000        641,671
                                                                               ---------------
                                                                                    1,989,501
                                                                               ---------------
Commercial Banks, Not Elsewhere Classified - 0.2%
Popular North America, Inc.
4.70% due 06/30/2009                                                   700,000        718,106
                                                                               ---------------
Commercial Services & Supplies - 0.1%
Waste Management, Inc.
6.375% due 11/15/2012                                                  325,000        359,842
                                                                               ---------------
Communications Services, Not Elsewhere Classified - 0.0%
PanAmSat Corp.
6.375% due 01/15/2008                                                   10,000         10,200
                                                                               ---------------
Crude Petroleum And Natural Gas - 0.7%
Anadarko Finance Co.
6.75% due 05/01/2011 (b)                                               380,000        430,942
Apache Finance Canada Corp.
4.375% due 05/15/2015 (b)                                              445,000        430,296
ChevronTexaco Capital Co.
3.50% due 09/17/2007 (b) (e)                                           420,000        424,219
Devon Energy Corp.
7.95% due 04/15/2032                                                   415,000        516,449
Dominion Resources Inc/VA
5.70% due 09/17/2012  (e)                                              340,000        358,088
                                                                               ---------------
                                                                                    2,159,994
                                                                               ---------------
Diversified Financial Services - 1.0%
Citigroup, Inc.
3.50% due 02/01/2008                                                   710,000        712,328
5.00% due 09/15/2014 (c)                                               750,000        752,392
HSBC Capital Funding LP/Jersey Channel    Islands
4.61% due 12/31/2049 (a)(c)                                            800,000        770,790
JPMorgan Chase & Co.
3.625% due 05/01/2008                                                  995,000        997,619
                                                                               ---------------
                                                                                    3,233,129
                                                                               ---------------
Electric Services - 0.6%
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013                                                  700,000        826,455
Centerpoint Energy, Inc.
7.25% due 09/01/2010                                                    50,000         59,032
Midamerican Energy Holdings Co.
7.52% due 09/15/2008                                                   700,000        785,944
Oncor Electric Delivery Co.
6.375% due 01/15/2015                                                  130,000        143,733
                                                                               ---------------
                                                                                    1,815,164
                                                                               ---------------
Electric Utilities - 0.4%
FirstEnergy Corp.
6.45% due 11/15/2011                                                   400,000        436,975
7.375% due 11/15/2031                                                  755,000        850,581
                                                                               ---------------
                                                                                    1,287,556
                                                                               ---------------
Electronic Connectors - 0.6%
Tyco International Group SA
6.375% due 10/15/2011 (b) (e)                                          925,000      1,024,440
6.875% due 01/15/2029 (b)                                              655,000        736,320
                                                                               ---------------
                                                                                    1,760,760
                                                                               ---------------
Executive Offices - 0.8%
Bulgaria Government International Bond
8.25% due 01/15/2015 (b)(c)                                            520,000        643,500
Mexico Government International Bond
11.50% due 05/15/2026 (b) (e)                                        1,200,000      1,809,000
                                                                               ---------------
                                                                                    2,452,500
                                                                               ---------------
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.
3.375% due 10/01/2008                                                1,150,000      1,143,229
                                                                               ---------------
Food Products - 0.3%
Kellogg Co.
6.60% due 04/01/2011                                                   155,000        174,766
Kraft Foods, Inc.
5.625% due 11/01/2011  (e)                                             405,000        428,407
Tyson Foods, Inc.
8.25% due 10/01/2011   (e)                                             400,000        474,701
                                                                               ---------------
                                                                                    1,077,874
                                                                               ---------------
Functions Related To Depository Banking, Not Elsewhere
Classified - 0.2%
HBOS Capital Funding LP
6.071% due 12/29/2049 (1000.00000,    06-30-2014) (b)(c)               700,000        741,444
                                                                               ---------------
Health Care Providers & Services - 0.1%
HCA, Inc.
6.95% due 05/01/2012                                                   400,000        432,545
                                                                               ---------------
Hotels And Motels - 0.2%
Harrah's Operating Co, Inc.
5.50% due 07/01/2010 (c)                                               500,000        517,270
                                                                               ---------------
Insurance - 0.2%
Assurant, Inc.
6.75% due 02/15/2034                                                   300,000        316,105
CNA Financial Corp.
7.25% due 11/15/2023                                                   350,000        379,866
                                                                               ---------------
                                                                                      695,971
                                                                               ---------------
Investment Advice - 0.1%
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008                                                  275,000        284,291
                                                                               ---------------
Life Insurance - 0.4%
Prudential Insurance Co of America
7.65% due 07/01/2007 (c)                                               650,000        717,416
QBE Insurance Group Ltd
5.647% due 07/01/2023 (b)(c)                                           500,000        493,283
                                                                               ---------------
                                                                                    1,210,699
                                                                               ---------------
Management Investment Offices, Open-end - 0.1%
EOP Operating LP
7.75% due 11/15/2007                                                   300,000        335,221
                                                                               ---------------
Media - 0.7%
Comcast Corp.
6.50% due 01/15/2015                                                   730,000        789,993
COX Communications, Inc.
3.875% due 10/01/2008                                                  220,000        212,265
4.625% due 06/01/2013                                                  350,000        323,308
Time Warner, Inc.
6.875% due 05/01/2012  (e)                                             450,000        502,805
7.70% due 05/01/2032                                                   440,000        513,224
                                                                               ---------------
                                                                                    2,341,595
                                                                               ---------------
Motor Vehicles And Passenger Car Bodies - 0.6%
DaimlerChrysler NA Holding Corp.
4.05% due 06/04/2008                                                   425,000        429,172
Enterprise Prods Oper Lp
4.00% due 10/15/2007 (c)                                               150,000        150,935
4.625% due 10/15/2009 (c)                                              150,000        151,414
5.60% due 10/15/2014 (c)                                                25,000         25,238
Ford Motor Credit Co.
7.375% due 10/28/2009  (e)                                             915,000      1,003,296
                                                                               ---------------
                                                                                    1,760,055
                                                                               ---------------
Multiline Retail - 0.2%
Target Corp.
5.40% due 10/01/2008                                                   470,000        500,173
                                                                               ---------------
Multi-Utilities & Unregulated Power - 0.1%
Duke Energy Corp.
5.625% due 11/30/2012  (e)                                             415,000        435,733
                                                                               ---------------
National Commercial Banks - 0.2%
First Chicago Corp.
6.375% due 01/30/2009                                                  700,000        768,842
                                                                               ---------------
Natural Gas Transmission - 0.1%
El Paso Natural Gas Co.
8.375% due 06/15/2032                                                  350,000        371,000
                                                                               ---------------
Oil & Gas - 0.5%
ConocoPhillips
4.75% due 10/15/2012                                                   355,000        360,561
ConocoPhillips Holding Co.
6.95% due 04/15/2029                                                   685,000        792,846
Williams Cos, Inc.
7.50% due 01/15/2031                                                   500,000        505,000
                                                                               ---------------
                                                                                    1,658,407
                                                                               ---------------
Paper & Forest Products - 0.3%
International Paper Co.
5.50% due 01/15/2014                                                   210,000        215,427
MeadWestvaco Corp.
6.85% due 04/01/2012  (e)                                              130,000        145,027
Weyerhaeuser Co.
6.75% due 03/15/2012                                                   575,000        645,753
                                                                               ---------------
                                                                                    1,006,207
                                                                               ---------------
Personal Credit Institutions - 0.6%
General Elec Cap Corp Mtn Be
2.1481% due 09/15/2014 (d)                                             650,000        650,713
General Electric Capital Corp.
4.25% due 01/15/2008                                                   690,000        708,544
Household Finance Corp.
4.625% due 01/15/2008                                                  685,000        707,600
                                                                               ---------------
                                                                                    2,066,857
                                                                               ---------------
Radio Broadcasting Stations - 0.1%
AMFM, Inc.
8.00% due 11/01/2008                                                   150,000        170,254
                                                                               ---------------
Real Estate - 0.1%
iStar Financial, Inc.
5.70% due 03/01/2014                                                   400,000        402,870
                                                                               ---------------
Real Estate Investment Trusts - 0.2%
Simon Debartolo Group L P
6.875% due 10/27/2005                                                  300,000        312,391
Simon Property Group LP
7.125% due 09/20/2007                                                  350,000        387,175
                                                                               ---------------
                                                                                      699,566
                                                                               ---------------
Savings Institutions, Federally Chartered - 0.2%
Sovereign Bank
4.375% due 08/01/2013 (d)                                              550,000        552,403
                                                                               ---------------
Telephone Communications, Except Radiotelephone - 1.8%
British Telecommunications PLC
8.375% due 12/15/2010 (b)                                              295,000        356,170
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022                                                1,000,000      1,343,656
Deutsche Telekom International Finance BV
5.25% due 07/22/2013 (b) (e)                                           140,000        143,518
8.75% due 06/15/2030 (b)                                               450,000        583,384
Deutsche Telekom Intl Fin B V
8.25% due 06/15/2005 (b)                                               325,000        337,621
Sprint Capital Corp.
6.00% due 01/15/2007                                                 1,220,000      1,292,079
6.875% due 11/15/2028                                                  225,000        236,710
Telecom Italia Cap
4.95% due 09/30/2014 (b)(c)                                            750,000        742,199
Verizon Global Funding Corp.
7.375% due 09/01/2012                                                  490,000        573,078
                                                                               ---------------
                                                                                    5,608,415
                                                                               ---------------
Tobacco - 0.3%
Altria Group, Inc.
7.00% due 11/04/2013                                                 1,045,000      1,092,145
                                                                               ---------------
Trusts, Except Educational, Religious, And Charitable - 0.1%
Greenpoint Bk Bklyn Ny Mtn Be
9.25% due 10/01/2010                                                   375,000        467,925
                                                                               ---------------
Unit Investment Trusts, Face-amount Certificate
Offices, And - 0.2%
Daimler Chrysler Auto Trust
2.3425% due 09/10/2007 (d)                                             750,000        751,429
                                                                               ---------------

TOTAL CORPORATE BONDS (Cost $50,012,264)                                          $50,577,120

FOREIGN GOVERNMENT AGENCY ISSUES - 3.5%
Fixed-income securities - Non North American - 3.5%
Bundesobligation
3.25% due 04/17/2009                                        EUR      3,500,000      4,353,529
Deutsche Bundesrepublik
4.25% due 01/04/2014                                                 3,000,000      3,811,392
5.50% due 01/04/2031                                                 2,300,000      3,234,894
                                                                                ---------------
                                                                                    11,399,815

TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $11,096,708)                          $11,399,815

ASSET BACKED SECURITIES - 1.4%
Countrywide Home Equity Commercial Mortgage Obligation, 2003-A
2003-A, 2.11% due 03/15/2029                                        $2,645,977      2,650,926
Sovereign Lease Pt 2000-1
10.20% due 06/30/2005                                                  615,752        633,599
Structured Asset Investment Loan Trust
SAIL03, 2.18% due 06/25/2033                                         1,349,256      1,351,518
                                                                               ---------------

TOTAL ASSET BACKED SECURITIES (Cost $4,647,934)                                    $4,636,043

MORTGAGE BACKED SECURITIES - 12.2%
Fannie Mae Pool
Pool # 544859, 3.511% due 08/01/2029                                 1,848,817      1,881,794
Fhlmc Pc         Gold Comb 30
Pool # G01444, 6.50% due 08/01/2032                                  7,183,375      7,545,933
Fnma Pass-thru   Lng 30 Year
Pool # 555524, 6.00% due 02/01/2033                                     91,941         95,330
Pool # 789435, 6.00% due 09/01/2034                                     98,549        102,146
Pool # 789436, 6.00% due 09/01/2034                                     81,837         84,824
Pool # 790805, 6.00% due 09/01/2034                                    515,060        533,859
Pool # 794266, 6.00% due 09/01/2034                                    878,714        910,785
Pool # 794289, 6.00% due 09/01/2034                                    762,235        790,055
Pool # 794972, 6.00% due 10/01/2034                                  1,044,770      1,082,902
Pool # 796320, 6.00% due 09/01/2034                                    239,702        248,451
Pool # 797050, 6.00% due 07/01/2034                                    172,498        178,794
Pool # 797054, 6.00% due 08/01/2034                                    114,693        118,879
Pool # 555254, 6.50% due 01/01/2033                                  3,007,344      3,158,533
Pool # 607398, 6.50% due 11/01/2031                                  2,113,152      2,219,386
Pool # 607522, 6.50% due 11/01/2031                                  2,264,291      2,378,124
Pool # 725407, 6.50% due 01/01/2034                                  9,053,833      9,508,996
Pool # 786848, 7.00% due 10/01/2031                                  3,743,479      3,980,292
Government National Mortgage Association
Pool # 200159, 6.00% due 09/20/2028                                  1,455,176      1,460,389
Impac Secured Assets CMN Owner Trust
Pool # 2004-3, 2.04% due 11/25/2034                                  1,487,360      1,486,498
Residential Asset Mortgage Products, Inc.
Pool # 04-RZ1, 2.08% due 03/25/2034                                  1,381,400      1,382,262
                                                                               ---------------

TOTAL MORTGAGE BACKED SECURITIES (Cost $39,144,501)                               $39,148,232

SUPRANATIONAL OBLIGATIONS - 0.7%
Fixed-income securities - Non North American - 0.7%
Ameritech Capital Funding Corp.
6.25% due 05/18/2009 (b)                                               700,000        758,322
Brazilian Government International Bond
2.125% due 04/15/2012 (b)                                              244,707        228,234
Federal Republic of Brazil
11.00% due 08/17/2040 (b)                                              300,000        335,550
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013 (b)                                               70,000         78,104
Peru Government International Bond
5.00% due 03/07/2017 (b)                                               308,000        285,885
Qatar (state Of)
9.75% due 06/15/2030 (b)                                               100,000        143,150
Republic of Argentina
12.00% due 06/19/2031 (b)                                              318,000         94,096
12.25% due 06/19/2018 (b)                                            1,315,950        389,390
                                                                               ---------------
                                                                                    2,312,731

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,289,252)                                  $2,312,731

PURCHASED OPTIONS - 0.0%
0ez5 Dec 04 Call @ 96.50                                                10,000          3,925
Edh5 Mar 05 Put @ 97.50                                                 25,000          4,688
Edh5 Mar 05 Put @ 97.75                                                122,500         43,181
Edz4 Dec 04 Call @ 97.75                                                70,000          3,500
                                                                               ---------------

TOTAL PURCHASED OPTIONS (Cost $50,180)                                                $55,294

SHORT TERM INVESTMENTS - 28.1%
Fnma Disc Note
1.8259% due 11/30/2004                                              $1,580,000     $1,575,234
                                                                               ---------------
US Government Agency Issues - 6.0%
Fannie Mae Discount Notes
1.37%                                                                  240,000        237,531
1.47%                                                                1,580,000      1,576,756
Federal Natl Mtg Assn Disc Nt
1.74%                                                                1,590,000      1,587,449
1.75%                                                                1,580,000      1,576,910
1.77%                                                                1,580,000      1,576,308
1.78%                                                                3,160,000      3,151,023
Fedl Home Lln Mtg Corp Disc Nt
1.62%                                                                1,580,000      1,574,721
1.72%                                                                1,580,000      1,578,096
1.86%                                                                1,580,000      1,575,300
Fedl Home Loan Bk Cons Disc Nt
1.71%                                                                4,750,000      4,744,428
                                                                               ---------------
                                                                                   19,178,522
                                                                               ---------------
Variable Rate Demand Notes - 21.6%
Federated Prime Obligations Fund
1.56%                                                               69,256,714     69,256,714
                                                                               ---------------

TOTAL SHORT TERM INVESTMENTS (Cost $90,010,531)                                   $90,010,470
                                                                               ---------------

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 25.0%
CERTIFICATES OF DEPOSIT - 1.4%
Lloyds Institutional Certificate of Deposit, 1.20%, 10/27/04 (c)     1,472,173      1,472,173
Rabobank Nederland Certificate of Deposit, 2.02%, 3/02/05 (c)        1,472,173      1,472,173
Svenska Handlsbnkn Certificate of Deposit, 1.17%, 10/21/04 (c)       1,472,173      1,472,173
                                                                               ---------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $6,749,295)                                     4,416,519
                                                                               ---------------

COMMERCIAL PAPER - 10.1%
CCN Bluegrass, 1.88%, 5/18/05 (c)                                    1,472,173      1,472,173
Concord Minutemen Capital Co., 1.74%, 10/14/04                       2,944,346      2,944,346
Edison Asset Securitization, 1.52%, 10/13/04 (c)                     1,472,173      1,466,492
Ford Credit, 1.65%, 10/22/04 (c)                                     1,766,608      1,761,749
Goldman Sachs Group, Inc., 1.96%, 4/22/05 (c)                        2,208,259      2,208,259
Lakeside Funding LLC, 1.79%, 10/08/04 (c)                            2,944,346      2,944,346
Leafs LLC, 1.66%, 4/20/05                                            1,472,173      1,472,173
Lehman Brothers, 1.31%, 1/19/05                                      2,208,259      2,208,259
Lloyds Bank, 1.46%, 11/17/04 (c)                                       588,869        588,869
Main St. Wharehouse, 1.74%, 10/04/04 (c)                               883,304        882,194
Main St. Wharehouse, 1.84%, 10/20/04 (c)                             2,944,346      2,940,283
Morgan Stanley, 1.58%, 12/08/04                                      1,030,521      1,030,521
Morgan Stanley, 1.96%, 3/07/05 (c)                                   1,177,738      1,177,738
Morgan Stanley, 1.96%, 3/11/05 (c)                                   1,324,956      1,324,956
Mortgage Interest, 1.75%, 10/12/04 (c)                               2,649,911      2,646,304
Park Granada LLC, 1.74%, 10/20/04 (c)                                2,944,346      2,940,077
Sigma Finance, 1.51%, 11/29/04 (c)                                     736,086        730,412
Sigma Finance, 1.95%, 5/17/05 (c)                                    1,766,608      1,766,254
                                                                               ---------------
                                                                               ---------------
TOTAL COMMERCIAL PAPER (Cost $49,674,554)                                          32,505,405
                                                                               ---------------

CORPORATE BONDS AND NOTES - 2.7%
Bayerische Landesbank, 1.39%, 6/24/05                                1,472,173      1,472,173
Halogen Funding Company, 1.82%, 10/18/05                             2,944,346      2,944,346
Natexis Banque, 1.65%, 7/12/05                                       2,208,259      2,207,480
Northlake, 1.48%, 3/07/05                                            1,324,956      1,324,956
West LB, 1.41%, 10/18/04 (c)                                           736,086        741,393
                                                                               ---------------
TOTAL CORPORATE BONDS AND NOTES (Cost $13,280,533)                                  8,690,348
                                                                               ---------------

CORPORATE PAYDOWN SECURITY - 0.5%
RMAC, 1.87%, 3/12/05                                                 1,472,173      1,472,173
                                                                               ---------------
TOTAL CORPORATE PAYDOWN SECURITY (Cost $2,249,765)                                  1,472,173
                                                                               ---------------

MUTUAL FUND - 0.0%
Merrill Lynch Premier Institutional Fund                                 1,472          1,472
                                                                               ---------------
TOTAL MUTUAL FUND (Cost $2,250)                                                         1,472
                                                                               ---------------

PRINCIPAL CASH - 0.4%
Prncipal Cash                                                        1,416,527      1,416,527
                                                                               ---------------
TOTAL PRINCIPAL CASH (Cost $2,164,728)                                              1,416,527
                                                                               ---------------

REPURCAHSE AGREEMENTS - 9.9%
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage
    Obligations)                                                     5,741,474      5,741,475
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage
    Obligations)                                                     2,502,694      2,502,694
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage
    Obligations)                                                       574,147        574,147
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)              1,472,173      1,472,173
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)              3,680,432      3,680,432
Lehman Brothers Repurchase Agreement, 1.98%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             14,721,729     14,721,730
Morgan Stanley Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Ginnie Mae Collateralized Mortgage
    Obligations)                                                     2,944,346      2,944,346
                                                                               ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $48,347,454)                                     31,636,997
                                                                               ---------------
Total Investments Purchased as Securities Lending Collateral
    (Cost $80,139,441)                                                             80,139,441
                                                                               ---------------
Total Investments (Cost $413,342,858) - 129.3%                                    414,897,666
                                                                               ---------------
Liabilities in Excess of Other Assets - (29.3)%                                   (94,075,207)
                                                                               ---------------
TOTAL NET ASSETS - 100.0%                                                         320,822,459
                                                                               ===============

WRITTEN OPTIONS - 0.0%
0ez4 Dec 04 Call @ 96.75                                                70,000         16,450
0ez5 Dec 04 Put @ 96.50                                                 10,000          1,425
Fvh5 Feb 05 Put @ 109                                                   22,000         20,281
Fvz4 Nov 04 Put @ 109                                                    7,000          1,313
Tyh5 Feb 05 Call @ 114                                                  16,000         18,000
Tyh5 Feb 05 Call @ 116                                                  14,000          8,313
Tyz4 Nov 04 Call @ 113                                                  12,000         11,625
Tyz4 Nov 04 Call @ 114                                                  41,000         23,703
Tyz4 Nov 04 Put @ 109                                                   16,000          2,500
Tyz4 Nov 04 Put @ 112                                                   22,000         18,906
Usz4 Nov 04 Put @ 109                                                   40,000         20,000
                                                                               ---------------
TOTAL WRITTEN OPTIONS (Cost $-151,725)                                                142,516

FORWARD CONTRACTS - 3.6%
Eur Forward Contract 11/10/04 (a)                                    9,337,369     11,591,990
                                                                               ---------------
TOTAL FORWARD CONTRACTS (Cost $-11,292,614)                                        11,591,990

FUTURES - 6.6%
Edscha AG (a)                                                           87,500      8,526,000
Us 10-yr Note Fut Dec 2004 (a)                                         112,000     12,614,000
                                                                               ---------------
TOTAL FUTURES (Cost $-4,077,858)                                                   21,140,000

                                                                               ---------------
Total Securities Sold Short (Proceeds $-15,522,197) - 10.2%                        32,874,506
                                                                               ===============

Percentages are stated as a percent of net assets.

(a)  Non Income Producing
(b)  Foreign Denominated
(C)  Restricted
(d)  Variable Rate  Security.  The rate shown is the rate in effect on September
     30, 2004.
(e)  All or a portion of this  security  represents  investments  of  securities lending collateral

AssetMark International Equity Fund
Schedule of Investments
September 30, 2004 (Unaudited)

(showing percentage of total net assets)

                                                             Number of Shares                    Market Value
                                                             ----------------                    ------------
COMMON STOCKS - 95.6%
Australia - 3.4%
BHP Billiton Ltd. (c)                                                 136,000                     $2,822,000
Boral Ltd                                                              77,300                      1,543,147
Coca-Cola Amatil Ltd                                                  232,800                      2,367,553
News Corp Ltd (c)                                                     112,700                      3,704,449
                                                                                              ---------------
                                                                                                  10,437,149
                                                                                              ---------------
Austria - 3.1%
Boehler-Uddeholm AG (c)                                               147,900                      4,547,348
Erste Bank der Oesterreichischen Sparkassen AG (a)                    152,800                      3,178,790
Wienerberger Baustoffinustrie                                         244,600                      1,834,916
                                                                                              ---------------
                                                                                                   9,561,054
                                                                                              ---------------
Britain - 2.0%
Shire Pharmaceuticals PLC ADR                                         110,200                      3,157,230
Smith & Nephew PLC (c)                                                 63,800                      2,957,130
                                                                                              ---------------
                                                                                                   6,114,360
                                                                                              ---------------
Canada - 1.6%
Canadian National Railway Co. (b)                                      38,700                      1,876,950
Petro-Canada (b) (c)                                                   58,300                      3,028,685
                                                                                              ---------------
                                                                                                   4,905,635
                                                                                              ---------------
France - 13.7%
AXA                                                                   239,700                      4,861,116
BNP Paribas (c)                                                       247,300                      7,985,836
Dassault Systemes SA (c)                                               87,000                      4,054,200
LVMH Moet Hennessy Louis Vuitton SA                                   213,800                      2,854,551
Pernod-Ricard (c)                                                     190,550                      6,324,850
Sanofi-Aventis (c)                                                     86,500                      3,166,765
Total SA (c)                                                           94,400                      9,644,848
Vivendi Universal SA (a)                                              112,200                      2,886,906
                                                                                              ---------------
                                                                                                  41,779,072
                                                                                              ---------------
Germany - 7.1%
Continental AG                                                         57,100                      3,099,137
Deutsche Bank AG (b) (c)                                               43,000                      3,093,420
Deutsche Telekom AG (a) (c)                                           214,700                      4,006,302
Puma AG Rudolf Dassler Sport                                           14,300                      3,818,543
Siemens AG (c)                                                        101,800                      7,502,660
                                                                                              ---------------
                                                                                                  21,520,062
                                                                                              ---------------
Greece - 1.2%
Alpha Bank AE (a)                                                     596,800                      3,802,511
                                                                                              ---------------

Hong Kong - 6.6%
Bank of East Asia Ltd                                                 855,200                      2,401,744
Hang Lung Properties Ltd                                              685,800                      5,056,815
Jardine Matheson Holdings Ltd                                         264,400                      3,728,040
Shun TAK Holdings Ltd                                                 691,200                      3,700,616
Sino Land Co.                                                       1,386,000                      5,154,395
                                                                                              ---------------
                                                                                                  20,041,610
                                                                                              ---------------
India - 0.6%
ICICI Bank Ltd.                                                       125,800                      1,736,040
                                                                                              ---------------

Indonesia - 0.6%
Telekomunikasi Indonesia Tbk PT (c)                                   108,400                      1,917,596
                                                                                              ---------------

Ireland (Republic of) - 1.0%
Bank of Ireland (c)                                                    56,600                      3,067,720
                                                                                              ---------------

Isreal - 0.8%
Teva Pharmaceutical Industries, Ltd. ADR (c)                           89,300                      2,317,335
                                                                                              ---------------

Italy - 3.7%
ENI SpA (c)                                                            60,900                      6,839,070
Luxottica Group SpA                                                   253,100                      4,517,835
                                                                                              ---------------
                                                                                                  11,356,905
                                                                                              ---------------
Japan - 17.8%
Alps Electric Co Ltd                                                  110,800                      2,639,943
Arisawa Manufacturing Co Ltd (a)                                       56,650                      2,323,262
Canon, Inc. (c)                                                       101,200                      4,772,592
Funai Electric Co Ltd (c)                                              94,400                      2,545,543
Ito-Yokado Co Ltd                                                      88,600                      3,038,679
Kirin Brewery Co Ltd                                                  281,000                      2,450,320
Konami Corp. (c)                                                       74,800                      1,668,788
Matsushita Electric Industrial Co Ltd (c)                             230,000                      3,086,600
Mitsubishi Tokyo Financial Group, Inc. (c)                            502,800                      4,193,352
Mitsubishi Corp.                                                      121,600                      2,628,056
NEC Corp.                                                             503,258                      3,014,515
Nomura Holdings, Inc.                                                 150,000                      1,936,500
NTT DoCoMo, Inc.                                                      324,100                      5,509,700
ORIX Corp. (c)                                                         57,500                      2,927,900
Shinsei Bank Ltd (c)                                                  162,000                      1,963,732
TDK Corp.                                                              41,900                      2,809,814
Toyota Motor Corp. (c)                                                 87,400                      6,675,612
                                                                                              ---------------
                                                                                                  54,184,908
                                                                                              ---------------
Luxembourg - 0.6%
Tenaris SA (c)                                                         39,600                      1,805,364
                                                                                              ---------------

Peru - 0.4%
Cia de Minas Buenaventura SA (c)                                       51,700                      1,227,875
                                                                                              ---------------

Russian Federation - 0.4%
LUKOIL (c)                                                              9,800                      1,215,200
                                                                                              ---------------

Singapore - 1.8%
DBS Group Holdings Ltd (c)                                             76,100                      2,892,850
Jardine Cycle & Carriage Ltd (a)                                      254,800                      2,497,142
                                                                                              ---------------
                                                                                                   5,389,992
                                                                                              ---------------
South Africa - 1.0%
ABSA Group Ltd                                                         82,600                      1,660,929
Sappi Ltd                                                              88,000                      1,260,160
                                                                                              ---------------
                                                                                                   2,921,089
                                                                                              ---------------
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA (c)                                240,400                      3,317,520
Telefonica SA (a) (c)                                                  75,000                      3,374,250
                                                                                              ---------------
                                                                                                   6,691,770
                                                                                              ---------------
Sweden - 1.0%
SKF AB                                                                 78,700                      2,989,002
                                                                                              ---------------

Switzerland - 4.9%
Credit Suisse Group (a)                                                69,000                      2,203,860
Nestle SA                                                              57,900                      3,315,325
Novartis AG (c)                                                        88,000                      4,106,960
Roche Holding AG                                                       27,300                      2,820,292
Swiss Reinsurance                                                      45,100                      2,595,045
                                                                                              ---------------
                                                                                                  15,041,482
                                                                                              ---------------
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (c)                      186,189                      1,329,390
                                                                                              ---------------

Thailand - 0.5%
Shin Corp PCL                                                         411,000                      1,498,136
                                                                                              ---------------

Turkey - 0.7%
Turkcell Iletisim Hizmet AS (a) (c)                                   198,000                      2,219,580
                                                                                              ---------------

United Kingdom - 17.3%
Anglo American PLC (c)                                                 66,300                      1,607,775
AstraZeneca Plc (c)                                                    95,100                      3,911,463
Barclays PLC (c)                                                      106,400                      4,116,616
BP PLC ADR                                                             69,000                      3,969,570
Cadbury Schweppes PLC                                                  62,500                      1,931,875
Compass Group PLC (c)                                                 422,000                      1,683,822
Diageo PLC ADR (c)                                                     85,400                      4,306,722
EMI Group PLC (c)                                                     326,900                      2,611,670
GlaxoSmithKline PLC ADR                                                36,500                      1,596,145
HSBC Holdings PLC (c)                                                  48,100                      3,838,380
Pearson Plc                                                           253,400                      2,744,322
Rio Tinto PLC (c)                                                      53,400                      5,801,910
Tesco PLC                                                             319,800                      4,952,199
Vodafone Group PLC (c)                                                330,900                      7,977,999
Warner Chilcott PLC (c)                                                33,500                      1,861,595
                                                                                              ---------------
                                                                                                  52,912,063
                                                                                              ---------------
United States - 1.2%
Royal Caribbean Cruises Ltd. (b) (c)                                   87,000                      3,793,200
                                                                                              ---------------
TOTAL COMMON STOCKS (Cost $140,469,652)                                                          291,776,100
                                                                                              ---------------

PREFERRED STOCKS - 1.0%
Brazil - 1.0%
Cia Brasileira de Distribuicao Grupo Pao de    Acucar                  99,600                      1,991,004
Tele Norte Leste Participacoes SA (a) (c)                              91,700                      1,213,191
                                                                                              ---------------
                                                                                                   3,204,195
                                                                                              ---------------
TOTAL PREFERRED STOCKS (Cost $0)                                                                   3,204,195
                                                                                              ---------------

SHORT TERM INVESTMENTS - 3.2%
Federated Prime Obligations Fund
1.56% due 01/01/2050                                                9,711,690                      9,711,690
                                                                                              ---------------
TOTAL SHORT TERM INVESTMENTS (Cost $4,102,716)                                                     9,711,690
                                                                                              ---------------

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 36.7%
CERTIFICATES OF DEPOSIT - 2.0%
Lloyds Institutional Certificate of Deposit, 1.20%, 10/27/04 (d)    2,055,512                      2,055,512
Rabobank Nederland Certificate of Deposit, 2.02%, 3/02/05 (d)       2,055,512                      2,055,512
Svenska Handlsbnkn Certificate of Deposit, 1.17%, 10/21/04 (d)      2,055,512                      2,055,512
                                                                                              ---------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $6,166,536)                                                    6,166,536
                                                                                              ---------------

COMMERCIAL PAPER - 14.9%
CCN Bluegrass, 1.88%, 5/18/05 (d)                                   2,055,512                      2,055,512
Concord Minutemen Capital Co., 1.74%, 10/14/04                      4,111,025                      4,111,025
Edison Asset Securitization, 1.52%, 10/13/04 (d)                    2,055,512                      2,047,580
Ford Credit, 1.65%, 10/22/04 (d)                                    2,466,615                      2,459,832
Goldman Sachs Group, Inc., 1.96%, 4/22/05 (d)                       3,083,269                      3,083,269
Lakeside Funding LLC, 1.79%, 10/08/04 (d)                           4,111,025                      4,111,025
Leafs LLC, 1.66%, 4/20/05                                           2,055,512                      2,055,512
Lehman Brothers, 1.31%, 1/19/05                                     3,083,269                      3,083,269
Lloyds Bank, 1.46%, 11/17/04 (d)                                      822,205                        822,205
Main St. Wharehouse, 1.74%, 10/04/04 (d)                            1,233,307                      1,231,758
Main St. Wharehouse, 1.84%, 10/20/04 (d)                            4,111,025                      4,105,352
Morgan Stanley, 1.58%, 12/08/04                                     1,438,859                      1,438,859
Morgan Stanley, 1.96%, 3/07/05 (d)                                  1,644,410                      1,644,410
Morgan Stanley, 1.96%, 3/11/05 (d)                                  1,849,961                      1,849,961
Mortgage Interest, 1.75%, 10/12/04 (d)                              3,699,922                      3,694,886
Park Granada LLC, 1.74%, 10/20/04 (d)                               4,111,025                      4,105,064
Sigma Finance, 1.51%, 11/29/04 (d)                                  1,027,756                      1,019,834
Sigma Finance, 1.95%, 5/17/05 (d)                                   2,466,615                      2,466,122
                                                                                              ---------------
TOTAL COMMERCIAL PAPER (Cost $45,385,475)                                                         45,385,475
                                                                                              ---------------

CORPORATE BONDS AND NOTES - 4.0%
Bayerische Landesbank, 1.39%, 6/24/05                               2,055,512                      2,055,512
Halogen Funding Company, 1.82%, 10/18/05                            4,111,025                      4,111,025
Natexis Banque, 1.65%, 7/12/05                                      3,083,269                      3,082,180
Northlake, 1.48%, 3/07/05                                           1,849,961                      1,849,961
West LB, 1.41%, 10/18/04 (d)                                        1,027,756                      1,035,166
                                                                                              ---------------
TOTAL CORPORATE BONDS AND NOTES (Cost $12,133,844)                                                12,133,844
                                                                                              ---------------

CORPORATE PAYDOWN SECURITY - 0.7%
RMAC, 1.87%, 3/12/05                                                2,055,512                      2,055,512
                                                                                              ---------------
TOTAL CORPORATE PAYDOWN SECURITY (Cost $2,055,512)                                                 2,055,512
                                                                                              ---------------

MUTUAL FUND - 0.0%
Merrill Lynch Premier Institutional Fund                                2,056                          2,056
                                                                                              ---------------
TOTAL MUTUAL FUND (Cost $2,056)                                                                        2,056
                                                                                              ---------------

PRINCIPAL CASH - 0.6%
Prncipal Cash                                                       1,977,818                      1,977,818
                                                                                              ---------------
TOTAL PRINCIPAL CASH (Cost $1,977,818)                                                             1,977,818
                                                                                              ---------------

REPURCAHSE AGREEMENTS - 14.5%
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 8,016,499                      8,016,499
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 3,494,371                      3,494,371
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations)   801,650                        801,650
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             2,055,512                      2,055,512
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             5,138,781                      5,138,781
Lehman Brothers Repurchase Agreement, 1.98%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)            20,555,125                     20,555,125
Morgan Stanley Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Ginnie Mae Collateralized Mortgage Obligations)  4,111,025                      4,111,025
                                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $44,172,963)                                                    44,172,963
                                                                                              ---------------
Total Investments Purchased as Securities Lending Collateral (Cost $111,894,204)                 111,894,204
                                                                                              ---------------
Total Investments  (Cost $256,466,572) - 136.5%                                                  416,586,189
                                                                                              ---------------
Liabilities, less Other Assets - (36.5)%                                                        (111,396,250)
                                                                                              ---------------
TOTAL NET ASSETS - 100.0%                                                                       $305,189,939
                                                                                              ===============

Percentages are stated as a percent of net assets.

(a)              Non Income Producing
(b)              Foreign Denominated
(c)              All or a portion of this security represents investments of securities lending collateral.
(d)              Variable Rate Security.  The rate shown is the rate in effect on September 30, 2004.

AssetMark Large Cap Growth Fund
Schedule of Investments
September 30, 2004 (Unaudited)

(showing percentage of total net assets)

                                                             Number of Shares                   Market Value
COMMON STOCKS - 96.3%
Automobiles - 0.4%
Harley-Davidson, Inc.                                                  26,000                     $1,545,440
Beverages - 1.5%
Anheuser-Busch Companies, Inc.                                         55,000                      2,747,250
The Coca-Cola Co.                                                      63,000                      2,523,150
                                                                                              ---------------
                                                                                                   5,270,400
                                                                                              ---------------
Biotechnology - 6.2%
Amgen, Inc. (a) (b)                                                   195,050                     11,055,434
Genentech, Inc. (a) (b)                                               219,020                     11,481,028
                                                                                              ---------------
                                                                                                  22,536,462
                                                                                              ---------------
Capital Markets - 4.1%
AG Edwards, Inc. (b)                                                   91,000                      3,150,420
Franklin Resources, Inc. (b)                                           56,000                      3,122,560
Merrill Lynch & Co, Inc.                                               59,100                      2,938,452
SEI Investments Co. (b)                                                70,000                      2,357,600
The Charles Schwab Corp.                                              367,600                      3,378,244
                                                                                              ---------------
                                                                                                  14,947,276
                                                                                              ---------------
Chemicals - 2.3%
Air Products & Chemicals, Inc.                                         73,400                      3,991,492
Ecolab, Inc. (b)                                                       76,100                      2,392,584
Rohm & Haas Co. (b)                                                    48,000                      2,062,560
                                                                                              ---------------
                                                                                                   8,446,636
                                                                                              ---------------
Commercial Banks - 0.4%
Bank of America Corp.                                                  34,000                      1,473,220
                                                                                              ---------------

Commercial Services & Supplies - 0.9%
Apollo Group, Inc. (a) (b)                                             45,000                      3,301,650
                                                                                              ---------------

Communications Equipment - 4.9%
Cisco Systems, Inc. (a) (b)                                           421,100                      7,621,910
QUALCOMM, Inc.                                                        260,800                     10,181,632
                                                                                              ---------------
                                                                                                  17,803,542
                                                                                              ---------------
Computers & Peripherals - 6.7%
Dell, Inc. (a)                                                        308,850                     10,995,060
Hewlett-Packard Co. (b)                                               105,500                      1,978,125
Network Appliance, Inc. (a) (b)                                       403,500                      9,280,500
QLogic Corp. (a) (b)                                                   67,100                      1,986,831
                                                                                              ---------------
                                                                                                  24,240,516
                                                                                              ---------------
Consumer Finance - 1.1%
American Express Co. (b)                                               76,000                      3,910,960
                                                                                              ---------------

Electrical Equipment - 1.0%
Emerson Electric Co.                                                   57,500                      3,558,675
                                                                                              ---------------

Electronic Equipment & Instruments - 1.3%
CDW Corp. (b)                                                          41,300                      2,396,639
Molex, Inc.                                                            81,100                      2,418,402
                                                                                              ---------------
                                                                                                   4,815,041
                                                                                              ---------------
Food & Staples Retailing - 4.6%
Costco Wholesale Corp. (b)                                             95,800                      3,981,448
Sysco Corp.                                                            88,600                      2,650,912
Walgreen Co.                                                          182,000                      6,521,060
Wal-Mart Stores, Inc.                                                  65,100                      3,463,320
                                                                                              ---------------
                                                                                                  16,616,740
                                                                                              ---------------
Health Care Equipment & Supplies - 2.5%
C.R. Bard, Inc.                                                        34,200                      1,936,746
Dentsply International, Inc.                                           31,400                      1,630,916
Medtronic, Inc. (b)                                                   105,600                      5,480,640
                                                                                              ---------------
                                                                                                   9,048,302
                                                                                              ---------------
Health Care Providers & Services - 1.4%
Express Scripts, Inc. (a)                                              36,200                      2,365,308
Health Management Associates, Inc. (b)                                124,500                      2,543,535
                                                                                              ---------------
                                                                                                   4,908,843
                                                                                              ---------------
Hotels Restaurants & Leisure - 2.5%
Brinker International, Inc. (a) (b)                                   102,600                      3,195,990
Starbucks Corp. (a)                                                   127,650                      5,802,969
                                                                                              ---------------
                                                                                                   8,998,959
                                                                                              ---------------
Household Products - 0.9%
Procter & Gamble Co.                                                   58,300                      3,155,196
                                                                                              ---------------

Industrial Conglomerates - 3.5%
3M Co.                                                                 54,500                      4,358,365
General Electric Co.                                                  247,450                      8,309,371
                                                                                              ---------------
                                                                                                  12,667,736
                                                                                              ---------------
Insurance - 9.4%
Aflac, Inc. (b)                                                       188,700                      7,398,927
American International Group, Inc.                                    124,000                      8,430,760
Lincoln National Corp.                                                 63,700                      2,993,900
The Progressive Corp.                                                 179,050                     15,174,487
                                                                                              ---------------
                                                                                                  33,998,074
                                                                                              ---------------
Internet & Catalog Retail - 7.0%
Amazon.Com, Inc. (a) (b)                                              286,500                     11,706,390
eBay, Inc. (a) (b)                                                    147,500                     13,561,150
                                                                                              ---------------
                                                                                                  25,267,540
                                                                                              ---------------
Internet Software & Services - 3.6%
Yahoo!, Inc. (a) (b)                                                  387,800                     13,150,298
                                                                                              ---------------

IT Services - 1.9%
First Data Corp.                                                       54,617                      2,375,840
Fiserv, Inc. (a)                                                       58,700                      2,046,282
SunGard Data Systems, Inc. (a)                                        105,600                      2,510,112
                                                                                              ---------------
                                                                                                   6,932,234
                                                                                              ---------------
Machinery - 2.1%
Dover Corp.                                                            61,100                      2,374,957
Illinois Tool Works, Inc. (b)                                          53,900                      5,021,863
                                                                                              ---------------
                                                                                                   7,396,820
                                                                                              ---------------
Media - 4.4%
Omnicom Group                                                          43,000                      3,141,580
Pixar (a) (b)                                                          73,250                      5,779,425
XM Satellite Radio Holdings, Inc. - Class    A (a) (b)                221,305                      6,864,881
                                                                                              ---------------
                                                                                                  15,785,886
                                                                                              ---------------
Multiline Retail - 1.0%
Kohl's Corp. (a) (b)                                                   77,300                      3,725,087
                                                                                              ---------------

Oil & Gas - 2.4%
Apache Corp.                                                          115,470                      5,786,202
Exxon Mobil Corp.                                                      60,400                      2,919,132
                                                                                              ---------------
                                                                                                   8,705,334
                                                                                              ---------------
Pharmaceuticals - 4.8%
Eli Lilly & Co.                                                       106,985                      6,424,449
Johnson & Johnson (b)                                                  42,800                      2,410,924
Pfizer, Inc.                                                          172,700                      5,284,620
Schering-Plough Corp. (b)                                             170,700                      3,253,542
                                                                                              ---------------
                                                                                                  17,373,535
                                                                                              ---------------
Semiconductor & Semiconductor Equipment - 6.5%
Applied Materials, Inc. (a)                                           226,675                      3,737,871
Intel Corp.                                                           113,800                      2,282,828
Maxim Integrated Products, Inc. (b)                                   201,400                      8,517,206
Microchip Technology, Inc. (b)                                        120,400                      3,231,536
Xilinx, Inc. (b)                                                      204,600                      5,524,200
                                                                                              ---------------
                                                                                                  23,293,641
                                                                                              ---------------
Software - 4.5%
Electronic Arts, Inc. (a) (b)                                          67,500                      3,104,325
Microsoft Corp. (b)                                                   228,400                      6,315,260
Symantec Corp. (a)                                                    124,850                      6,851,768
                                                                                              ---------------
                                                                                                  16,271,353
                                                                                              ---------------
Specialty Retail - 2.5%
Bed Bath & Beyond, Inc. (a) (b)                                        66,000                      2,449,260
Lowe's Cos, Inc. (b)                                                   64,700                      3,516,445
Staples, Inc. (b)                                                     102,500                      3,056,550
                                                                                                   9,022,255
                                                                                              ---------------
TOTAL COMMON STOCKS (Cost $314,720,279)                                                          348,167,651
                                                                                              ---------------

SHORT TERM INVESTMENTS - 4.1%
Federated Prime Obligations Fund
1.56% due 01/01/2050                                               14,840,262                     14,840,262
                                                                                              ---------------
TOTAL SHORT TERM INVESTMENTS (Cost $14,840,262)                                                   14,840,262
                                                                                              ---------------

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 33.9%
CERTIFICATES OF DEPOSIT - 1.9%
Lloyds Institutional Certificate of Deposit, 1.20%, 10/27/04 (c)    2,249,765                      2,249,765
Rabobank Nederland Certificate of Deposit, 2.02%, 3/02/05 (c)       2,249,765                      2,249,765
Svenska Handlsbnkn Certificate of Deposit, 1.17%, 10/21/04 (c)      2,249,765                      2,249,765
                                                                                              ---------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $6,749,295)                                                    6,749,295
                                                                                              ---------------

COMMERCIAL PAPER - 13.7%
CCN Bluegrass, 1.88%, 5/18/05 (c)                                   2,249,765                      2,249,765
Concord Minutemen Capital Co., 1.74%, 10/14/04                      4,499,530                      4,499,531
Edison Asset Securitization, 1.52%, 10/13/04 (c)                    2,249,765                      2,241,084
Ford Credit, 1.65%, 10/22/04 (c)                                    2,699,718                      2,692,294
Goldman Sachs Group, Inc., 1.96%, 4/22/05 (c)                       3,374,648                      3,374,648
Lakeside Funding LLC, 1.79%, 10/08/04 (c)                           4,499,530                      4,499,531
Leafs LLC, 1.66%, 4/20/05                                           2,249,765                      2,249,765
Lehman Brothers, 1.31%, 1/19/05                                     3,374,648                      3,374,648
Lloyds Bank, 1.46%, 11/17/04 (c)                                      899,906                        899,906
Main St. Wharehouse, 1.74%, 10/04/04 (c)                            1,349,859                      1,348,163
Main St. Wharehouse, 1.84%, 10/20/04 (c)                            4,499,530                      4,493,321
Morgan Stanley, 1.58%, 12/08/04                                     1,574,836                      1,574,836
Morgan Stanley, 1.96%, 3/07/05 (c)                                  1,799,812                      1,799,812
Morgan Stanley, 1.96%, 3/11/05 (c)                                  2,024,789                      2,024,789
Mortgage Interest, 1.75%, 10/12/04 (c)                              4,049,577                      4,044,065
Park Granada LLC, 1.74%, 10/20/04 (c)                               4,499,530                      4,493,006
Sigma Finance, 1.51%, 11/29/04 (c)                                  1,124,883                      1,116,212
Sigma Finance, 1.95%, 5/17/05 (c)                                   2,699,718                      2,699,178
                                                                                              ---------------
TOTAL COMMERCIAL PAPER (Cost $49,674,554)                                                         49,674,554
                                                                                              ---------------

CORPORATE BONDS AND NOTES - 3.7%
Bayerische Landesbank, 1.39%, 6/24/05                               2,249,765                      2,249,765
Halogen Funding Company, 1.82%, 10/18/05                            4,499,530                      4,499,531
Natexis Banque, 1.65%, 7/12/05                                      3,374,648                      3,373,456
Northlake, 1.48%, 3/07/05                                           2,024,789                      2,024,789
West LB, 1.41%, 10/18/04 (c)                                        1,124,883                      1,132,992
                                                                                              ---------------
TOTAL CORPORATE BONDS AND NOTES (Cost $13,280,533)                                                13,280,533
                                                                                              ---------------

CORPORATE PAYDOWN SECURITY - 0.6%
RMAC, 1.87%, 3/12/05                                                2,249,765                      2,249,765
                                                                                              ---------------
TOTAL CORPORATE PAYDOWN SECURITY (Cost $2,249,765)                                                 2,249,765
                                                                                              ---------------

MUTUAL FUND - 0.0%
Merrill Lynch Premier Institutional Fund                                2,250                          2,250
                                                                                              ---------------
TOTAL MUTUAL FUND (Cost $2,250)                                                                        2,250
                                                                                              ---------------

PRINCIPAL CASH - 0.6%
Prncipal Cash                                                       2,164,728                      2,164,728
                                                                                              ---------------
TOTAL PRINCIPAL CASH (Cost $2,164,728)                                                             2,164,728
                                                                                              ---------------

REPURCAHSE AGREEMENTS - 13.4%
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 8,774,084                      8,774,084
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 3,824,601                      3,824,601
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations)   877,408                        877,408
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             2,249,765                      2,249,765
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             5,624,413                      5,624,413
Lehman Brothers Repurchase Agreement, 1.98%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)            22,497,652                     22,497,652
Morgan Stanley Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Ginnie Mae Collateralized Mortgage Obligations)  4,499,530                      4,499,531
                                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $48,347,454)                                                    48,347,454
                                                                                              ---------------
Total Investments Purchased as Securities Lending Collateral (Cost $122,468,579)                 122,468,579
                                                                                              ---------------
Total Investments (AssetMark Large Cap Growth)  (Cost $452,029,120) - 134.3%                     485,476,492
                                                                                              ---------------
Liabilities in Excess of Other Assets - (34.3)%                                                 (123,961,395)
                                                                                              ---------------
TOTAL NET ASSETS - 100.0%                                                                       $361,515,097
                                                                                              ===============

Percentages are stated as a percent of net assets.

(a)  Non Income Producing
(b)  All or a portion of this  security  represents  investments  of  securities lending collateral.
(c)  Variable Rate  Security.  The rate shown is the rate in effect on September
     30, 2004.

AssetMark Large Cap Value Fund
Schedule of Investments
September 30, 2004 (Unaudited)

(showing percentage of total net assets)

                                                             Number of Shares                   Market Value
COMMON STOCKS - 95.3%
Air Freight & Logistics - 0.5%
United Parcel Service, Inc.                                            25,000                     $1,898,000
                                                                                              ---------------
Airlines - 0.4%
AMR Corp. (a) (c)                                                     113,120                        829,170
Delta Air Lines, Inc. (a) (c)                                         242,080                        796,443
                                                                                              ---------------
                                                                                                   1,625,613
                                                                                              ---------------
Auto Components - 1.0%
Delphi Corp. (c)                                                      136,930                      1,272,080
The Goodyear Tire & Rubber Co. (a) (c)                                240,330                      2,581,144
                                                                                              ---------------
                                                                                                   3,853,224
                                                                                              ---------------
Automobiles - 2.9%
Ford Motor Co. (c)                                                    411,350                      5,779,467
General Motors Corp. (c)                                              133,910                      5,688,497
                                                                                              ---------------
                                                                                                  11,467,964
                                                                                              ---------------
Beverages - 0.8%
Diageo PLC ADR (c)                                                     62,900                      3,172,047
                                                                                              ---------------
Capital Markets - 0.5%
Morgan Stanley                                                         38,000                      1,873,400
                                                                                              ---------------
Chemicals - 0.4%
Great Lakes Chemical Corp.                                             62,330                      1,595,648
                                                                                              ---------------
Commercial Banks - 5.3%
Fifth Third Bancorp                                                    62,700                      3,086,094
HSBC Holdings PLC (c)                                                 107,974                      8,616,325
Lloyds TSB Group Plc (c)                                               56,200                      1,769,176
Wells Fargo & Co.                                                     122,800                      7,322,564
                                                                                              ---------------
                                                                                                  20,794,159
                                                                                              ---------------
Commercial Services & Supplies - 1.8%
Dun & Bradstreet Corp. (a)                                             30,700                      1,802,090
H&R Block, Inc. (c)                                                    80,600                      3,983,252
Waste Management, Inc.                                                 48,090                      1,314,781
                                                                                              ---------------
                                                                                                   7,100,123
                                                                                              ---------------
Communications Equipment - 1.2%
Lucent Technologies, Inc. (a) (b)                                   1,453,560                      4,607,785
                                                                                              ---------------
Computers & Peripherals - 2.5%
Hewlett-Packard Co. (c)                                               364,670                      6,837,562
Lexmark International, Inc. (a)                                        35,200                      2,957,152
                                                                                              ---------------
                                                                                                   9,794,714
                                                                                              ---------------
Construction Materials - 0.4%
Vulcan Materials Co.                                                   34,200                      1,742,490
                                                                                              ---------------
Consumer Finance - 2.8%
American Express Co. (c)                                              214,400                     11,033,024
                                                                                              ---------------
Containers & Packaging - 1.5%
Sealed Air Corp. (a) (c)                                              128,300                      5,946,705
                                                                                              ---------------
Diversified Financial Services - 5.9%
CIT Group, Inc.                                                        58,490                      2,186,941
Citigroup, Inc.                                                       171,300                      7,557,756
J.P. Morgan Chase & Co.                                               276,316                     10,978,035
Moody's Corp.                                                          32,700                      2,395,275
                                                                                              ---------------
                                                                                                  23,118,007
                                                                                              ---------------
Diversified Telecommunication Services - 7.3%
AT&T Corp. (c)                                                        304,180                      4,355,858
BellSouth Corp.                                                       259,940                      7,049,573
SBC Communications, Inc.                                              237,020                      6,150,669
Sprint Corp.                                                          330,650                      6,655,984
Verizon Communications, Inc.                                          111,870                      4,405,441
                                                                                              ---------------
                                                                                                  28,617,525
                                                                                              ---------------
Electric Utilities - 0.6%
American Electric Power Co, Inc. (c)                                   68,330                      2,183,827
                                                                                              ---------------
Food & Staples Retailing - 7.1%
Albertson's, Inc. (c)                                                 259,520                      6,210,314
Costco Wholesale Corp. (c)                                            153,000                      6,358,680
Safeway, Inc. (a) (c)                                                 392,880                      7,586,513
The Kroger Co. (a) (c)                                                495,360                      7,687,987
                                                                                              ---------------
                                                                                                  27,843,494
                                                                                              ---------------
Food Products - 1.0%
Hershey Foods Corp. (c)                                                40,000                      1,868,400
Kraft Foods, Inc. (c)                                                  69,590                      2,207,395
                                                                                              ---------------
                                                                                                   4,075,795
                                                                                              ---------------
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.                                                  49,000                      2,144,730
HCA, Inc.                                                              46,500                      1,773,975
Service Corp. International (a)                                       210,440                      1,306,832
Tenet Healthcare Corp. (a) (c)                                        497,930                      5,372,665
                                                                                              ---------------
                                                                                                  10,598,202
                                                                                              ---------------
Household Durables - 0.9%
American Greetings (a) (c)                                             57,840                      1,452,941
Newell Rubbermaid, Inc.                                                38,650                        774,546
Tupperware Corp. (c)                                                   80,260                      1,362,815
                                                                                              ---------------
                                                                                                   3,590,302
                                                                                              ---------------
Industrial Conglomerates - 1.9%
Tyco International Ltd. (b) (c)                                       249,200                      7,640,472
                                                                                              ---------------
Insurance - 13.1%
American International Group, Inc.                                    167,300                     11,374,727
American National Insurance                                             2,900                        280,691
AON Corp. (c)                                                          69,600                      2,000,304
Berkshire Hathaway, Inc. (a) (c)                                        3,541                     10,166,211
Loews Corp.                                                           177,290                     10,371,465
Marsh & McLennan Companies, Inc. (c)                                   45,500                      2,082,080
The Phoenix Cos Inc.                                                  111,680                      1,163,706
The Progressive Corp.                                                  81,900                      6,941,025
Transatlantic Holdings, Inc. (c)                                       47,625                      2,588,419
UnumProvident Corp. (c)                                               289,480                      4,541,941
                                                                                              ---------------
                                                                                                  51,510,569
                                                                                              ---------------
IT Services - 2.5%
Electronic Data Systems Corp. (c)                                     366,240                      7,101,394
Unisys Corp. (a) (c)                                                  270,980                      2,796,513
                                                                                              ---------------
                                                                                                   9,897,907
                                                                                              ---------------
Leisure Equipment & Products - 0.6%
Mattel, Inc. (c)                                                      126,060                      2,285,468
                                                                                              ---------------
Media - 1.9%
Comcast Corp. (a) (c)                                                 222,300                      6,206,616
Gannett Co, Inc.                                                       15,100                      1,264,776
                                                                                              ---------------
                                                                                                   7,471,392
                                                                                              ---------------
Multiline Retail - 1.2%
The May Department Stores Co. (c)                                     186,900                      4,790,247
                                                                                              ---------------
Multi-Utilities & Unregulated Power - 0.6%
Duke Energy Corp. (c)                                                  98,470                      2,253,978
                                                                                              ---------------
Office Electronics - 0.8%
Xerox Corp. (a) (c)                                                   218,230                      3,072,678
                                                                                              ---------------
Oil & Gas - 6.9%
Ashland, Inc.                                                          43,180                      2,421,534
ConocoPhillips                                                         68,852                      5,704,388
Devon Energy Corp.                                                     63,800                      4,530,438
El Paso Corp. (c)                                                     672,720                      6,182,297
EOG Resources, Inc. (c)                                                56,000                      3,687,600
Occidental Petroleum Corp.                                             83,300                      4,658,969
                                                                                              ---------------
                                                                                                  27,185,226
                                                                                              ---------------
Pharmaceuticals - 7.7%
Bristol-Myers Squibb Co. (c)                                          312,860                      7,405,396
Eli Lilly & Co.                                                        40,600                      2,438,030
Merck & Co., Inc.                                                     199,060                      6,568,980
Pfizer, Inc.                                                           90,050                      2,755,530
Schering-Plough Corp. (c)                                             401,610                      7,654,687
Wyeth                                                                  85,570                      3,200,318
                                                                                              ---------------
                                                                                                  30,022,941
                                                                                              ---------------
Semiconductor & Semiconductor Equipment - 1.4%
Micron Technology, Inc. (a) (c)                                       460,270                      5,537,048
                                                                                              ---------------
Software - 0.6%
Microsoft Corp. (c)                                                    90,000                      2,488,500
                                                                                              ---------------
Specialty Retail - 1.3%
Autozone, Inc. (a) (c)                                                 24,900                      1,923,525
Toys "R" Us, Inc. (a)                                                 176,310                      3,127,739
                                                                                              ---------------
                                                                                                   5,051,264
                                                                                              ---------------
Thrifts & Mortgage Finance - 1.6%
Golden West Financial Corp.                                            55,500                      6,157,725
                                                                                              ---------------
Tobacco - 5.7%
Altria Group, Inc.                                                    380,460                     17,896,838
Reynolds American, Inc.                                                23,300                      1,585,332
UST, Inc.                                                              67,560                      2,719,966
                                                                                              ---------------
                                                                                                  22,202,136
                                                                                              ---------------
TOTAL COMMON STOCKS (Cost $347,904,620)                                                          374,099,599
                                                                                              ---------------

SHORT TERM INVESTMENTS - 5.2%
Federated Prime Obligations Fund
1.56% due 01/01/2050                                               20,302,307                     20,302,307
                                                                                              ---------------
TOTAL SHORT TERM INVESTMENTS (Cost $7,681,804)                                                    20,302,307
                                                                                              ---------------

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 36.1%
CERTIFICATES OF DEPOSIT - 2.0%
Lloyds Institutional Certificate of Deposit, 1.20%, 10/27/04 (d)    2,599,699                      2,599,699
Rabobank Nederland Certificate of Deposit, 2.02%, 3/02/05 (d)       2,599,699                      2,599,699
Svenska Handlsbnkn Certificate of Deposit, 1.17%, 10/21/04 (d)      2,599,699                      2,599,699
                                                                                              ---------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $7,799,097)                                                    7,799,097
                                                                                              ---------------

COMMERCIAL PAPER - 14.6%
CCN Bluegrass, 1.88%, 5/18/05 (d)                                   2,599,699                      2,599,699
Concord Minutemen Capital Co., 1.74%, 10/14/04                      5,199,398                      5,199,398
Edison Asset Securitization, 1.52%, 10/13/04 (d)                    2,599,699                      2,589,667
Ford Credit, 1.65%, 10/22/04 (d)                                    3,119,639                      3,111,060
Goldman Sachs Group, Inc., 1.96%, 4/22/05 (d)                       3,899,548                      3,899,548
Lakeside Funding LLC, 1.79%, 10/08/04 (d)                           5,199,398                      5,199,398
Leafs LLC, 1.66%, 4/20/05                                           2,599,699                      2,599,699
Lehman Brothers, 1.31%, 1/19/05                                     3,899,548                      3,899,548
Lloyds Bank, 1.46%, 11/17/04 (d)                                    1,039,880                      1,039,880
Main St. Wharehouse, 1.74%, 10/04/04 (d)                            1,559,819                      1,557,859
Main St. Wharehouse, 1.84%, 10/20/04 (d)                            5,199,398                      5,192,223
Morgan Stanley, 1.58%, 12/08/04                                     1,819,789                      1,819,789
Morgan Stanley, 1.96%, 3/07/05 (d)                                  2,079,759                      2,079,759
Morgan Stanley, 1.96%, 3/11/05 (d)                                  2,339,729                      2,339,729
Mortgage Interest, 1.75%, 10/12/04 (d)                              4,679,458                      4,673,089
Park Granada LLC, 1.74%, 10/20/04 (d)                               5,199,398                      5,191,859
Sigma Finance, 1.51%, 11/29/04 (d)                                  1,299,849                      1,289,830
Sigma Finance, 1.95%, 5/17/05 (d)                                   3,119,639                      3,119,015
                                                                                              ---------------
TOTAL COMMERCIAL PAPER (Cost $57,401,049)                                                         57,401,049
                                                                                              ---------------

CORPORATE BONDS AND NOTES - 3.9%
Bayerische Landesbank, 1.39%, 6/24/05                               2,599,699                      2,599,699
Halogen Funding Company, 1.82%, 10/18/05                            5,199,398                      5,199,398
Natexis Banque, 1.65%, 7/12/05                                      3,899,548                      3,898,172
Northlake, 1.48%, 3/07/05                                           2,339,729                      2,339,729
West LB, 1.41%, 10/18/04 (d)                                        1,299,849                      1,309,221
                                                                                              ---------------
TOTAL CORPORATE BONDS AND NOTES (Cost $15,346,219)                                                15,346,219
                                                                                              ---------------

CORPORATE PAYDOWN SECURITY - 0.7%
RMAC, 1.87%, 3/12/05                                                2,599,699                      2,599,699
                                                                                              ---------------
TOTAL CORPORATE PAYDOWN SECURITY (Cost $2,599,699)                                                 2,599,699
                                                                                              ---------------

MUTUAL FUND - 0.0%
Merrill Lynch Premier Institutional Fund                                2,600                          2,600
                                                                                              ---------------
TOTAL MUTUAL FUND (Cost $2,600)                                                                        2,600
                                                                                              ---------------

PRINCIPAL CASH - 0.6%
Prncipal Cash                                                       2,501,435                      2,501,435
                                                                                              ---------------
TOTAL PRINCIPAL CASH (Cost $2,501,435)                                                             2,501,435
                                                                                              ---------------

REPURCAHSE AGREEMENTS - 14.3%
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations)10,138,826                     10,138,825
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 4,419,488                      4,419,488
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 1,013,883                      1,013,883
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             2,599,699                      2,599,699
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             6,499,247                      6,499,247
Lehman Brothers Repurchase Agreement, 1.98%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)            25,996,989                     25,996,988
Morgan Stanley Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Ginnie Mae Collateralized Mortgage Obligations)  5,199,398                      5,199,398
                                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $55,867,528)                                                    55,867,528
                                                                                              ---------------
Total Investments Purchased as Securities Lending Collateral (Cost $141,517,627)                 141,517,627
                                                                                              ---------------
Total Investments (AssetMark Large Cap Value)  (Cost $509,724,554) - 136.6%                      535,919,533
                                                                                              ---------------
Liabilities in Excess of Other Assets - (36.6)%                                                 (143,612,923)
                                                                                              ---------------
TOTAL NET ASSETS - 100.0%                                                                       $392,306,610
                                                                                              ===============

Percentages are stated as a percent of net assets.

(a)  Non Income Producing
(b)  Foreign Denominated
(c)  All or a portion of this  security  represents  investments  of  securities lending collateral.
(d)  Variable Rate  Security.  The rate shown is the rate in effect on September
     30, 2004.

AssetMark Real Estate Securities Fund
Schedule of Investments
September 30, 2004 (Unaudited)

(showing percentage of total net assets)

                                                             Number of Shares                    Market Value
COMMON STOCKS - 76.6%
Hotels Restaurants & Leisure - 0.7%
Hilton Hotels Corp.                                                    23,000                       $433,320
Starwood Hotels & Resorts Worldwide, Inc.                               4,500                        208,890
                                                                                              ---------------
                                                                                                     642,210
                                                                                              ---------------
Real Estate - 75.3%
Acadia Realty Trust                                                    58,575                        863,981
Affordable Residential Communities                                      6,500                         94,900
Alexandria Real Estate Equities, Inc.                                  12,116                        796,263
AMB Property Corp.                                                     56,694                      2,098,812
Apartment Investment & Management Co. (c)                              22,010                        765,508
Arden Realty, Inc.                                                     39,062                      1,272,640
AvalonBay Communities, Inc. (c)                                        46,080                      2,774,938
Boston Properties, Inc.                                                65,328                      3,618,518
Brandywine Realty Trust                                                26,966                        767,992
Brookfield Properties Co. (b)                                          12,000                        387,120
CarrAmerica Realty Corp.                                               26,921                        880,317
Catellus Development Corp.                                             76,575                      2,030,003
CBL & Associates Properties, Inc.                                      10,450                        636,927
Centerpoint Properties Trust                                           15,090                        657,622
Colonial Properties Trust                                               5,113                        205,645
Corporate Office Properties Trust                                      73,600                      1,885,632
Cousins Properties, Inc.                                                8,789                        301,551
Crescent Real Estate EQT Co. (c)                                       33,695                        530,359
Developers Diversified Realty Corp.                                    31,256                      1,223,672
Duke Realty Corp. (c)                                                  27,258                        904,966
Equity Office Properties Trust                                         81,611                      2,223,900
Equity Residential                                                    129,672                      4,019,832
Essex Property Trust, Inc.                                             19,594                      1,407,829
First Potomac Realty Trust (a)                                          4,000                         82,640
Gables Residential Trust                                                9,568                        326,747
General Growth Properties, Inc. (c)                                   108,220                      3,354,820
Healthcare Realty Trust, Inc.                                           2,500                         97,600
Highwoods Properties, Inc.                                              6,800                        167,348
Home Properties, Inc.                                                  15,415                        609,817
Hospitality Properties Trust                                            5,000                        212,450
Host Marriott Corp. (a) (c)                                            55,000                        771,650
Inland Real Estate Corp. (a)                                            4,000                         58,600
iStar Financial, Inc.                                                   6,500                        267,995
Kilroy Realty Corp.                                                    14,217                        540,672
Kimco Realty Corp.                                                     22,670                      1,162,971
Liberty Property Trust (c)                                             50,585                      2,015,306
Mack-Cali Realty Corp.                                                  9,656                        427,761
Maguire Properties, Inc.                                               19,725                        479,515
Pan Pacific Retail Properties, Inc.                                    59,526                      3,220,357
Prentiss Properties Trust                                              28,299                      1,018,764
Prologis                                                               92,320                      3,253,357
PS Business Parks, Inc.                                                12,862                        512,551
Public Storage, Inc.                                                   11,000                        545,050
Regency Centers Corp. (c)                                              44,209                      2,055,276
Shurgard Storage Centers, Inc.                                          9,000                        349,200
Simon Property Group, Inc. (c)                                         88,975                      4,771,729
SL Green Realty Corp. (c)                                              20,951                      1,085,471
Strategic Hotel Cap, Inc.                                               7,500                        101,400
Sun Communities, Inc.                                                   3,000                        117,570
Taubman Centers, Inc.                                                  76,000                      1,963,080
The Macerich Co. (c)                                                   64,640                      3,444,666
United Dominion Realty Trust, Inc. (c)                                139,860                      2,773,424
Washington Real Estate Investment Trust                                 6,078                        184,163
                                                                                              ---------------
                                                                                                  66,320,877
                                                                                              ---------------
Real Estate Investment Trusts - 0.6%
American Financial Realty Trust (c)                                    37,425                        528,067
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $56,207,970)                                                            67,491,154
                                                                                              ---------------

INVESTMENT COMPANIES - 13.5%
Real Estate - 13.5%
Archstone-Smith Trust                                                  74,957                      2,371,640
BioMed Realty Trust, Inc.                                              40,000                        703,600
BRE Properties (c)                                                     25,587                        981,261
Camden Property Trust (c)                                              24,210                      1,118,502
Federal Realty Invs Trust (c)                                          41,290                      1,816,760
Kite Realty Group Trust                                                 9,000                        118,350
Vornado Realty Trust (c)                                               71,631                      4,489,831
Weingarten Realty Investors                                             9,205                        303,857
                                                                                              ---------------
                                                                                                  11,903,801
                                                                                              ---------------

TOTAL INVESTMENT COMPANIES (Cost $8,603,016)                                                      11,903,801
                                                                                              ---------------

PREFERRED STOCKS - 5.4%
Real Estate - 5.4%
Alexandria Real Estate Equities, Inc.                                  33,750                        885,937
Brandywine Realty Trust (c)                                            26,250                        661,763
Brandywine Realty Trust (c)                                             9,375                        236,016
CBL & Associates Properties, Inc. (c)                                  35,625                        933,731
Developers Diversified Realty Corp.                                     8,775                        231,572
Equity Office Properties Trust (c)                                     32,175                        860,038
Lexington Corporate Properties Trust                                   18,675                        482,749
Mills Corp/The                                                          9,150                        251,625
New Plan Excel Realty Trust                                             6,975                        181,210
                                                                                              ---------------
                                                                                                   4,724,641
                                                                                              ---------------

TOTAL PREFERRED STOCKS (Cost $4,597,198)                                                           4,724,641
                                                                                              ---------------

SHORT TERM INVESTMENTS - 4.6%
Variable Rate Demand Notes - 4.6%
Federated Prime Obligations Fund
1.56%                                                               4,029,348                      4,029,348
                                                                                              ---------------

TOTAL SHORT TERM INVESTMENTS (Cost $4,029,347)                                                     4,029,348
                                                                                              ---------------

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 24.0%
CERTIFICATES OF DEPOSIT - 1.3%
Lloyds Institutional Certificate of Deposit, 1.20%, 10/27/04 (d)      388,061                        388,061
Rabobank Nederland Certificate of Deposit, 2.02%, 3/02/05 (d)         388,061                        388,061
Svenska Handlsbnkn Certificate of Deposit, 1.17%, 10/21/04 (d)        388,061                        388,061
                                                                                              ---------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,164,183)                                                    1,164,183
                                                                                              ---------------

COMMERCIAL PAPER - 9.7%
CCN Bluegrass, 1.88%, 5/18/05 (d)                                     388,061                        388,061
Concord Minutemen Capital Co., 1.74%, 10/14/04                        776,121                        776,121
Edison Asset Securitization, 1.52%, 10/13/04 (d)                      388,061                        386,563
Ford Credit, 1.65%, 10/22/04 (d)                                      465,673                        464,392
Goldman Sachs Group, Inc., 1.96%, 4/22/05 (d)                         582,091                        582,091
Lakeside Funding LLC, 1.79%, 10/08/04 (d)                             776,121                        776,121
Leafs LLC, 1.66%, 4/20/05                                             388,061                        388,061
Lehman Brothers, 1.31%, 1/19/05                                       582,091                        582,091
Lloyds Bank, 1.46%, 11/17/04 (d)                                      155,224                        155,224
Main St. Wharehouse, 1.74%, 10/04/04 (d)                              232,836                        232,544
Main St. Wharehouse, 1.84%, 10/20/04 (d)                              776,121                        775,050
Morgan Stanley, 1.58%, 12/08/04                                       271,642                        271,642
Morgan Stanley, 1.96%, 3/07/05 (d)                                    310,448                        310,448
Morgan Stanley, 1.96%, 3/11/05 (d)                                    349,254                        349,254
Mortgage Interest, 1.75%, 10/12/04 (d)                                698,509                        697,558
Park Granada LLC, 1.74%, 10/20/04 (d)                                 776,121                        774,996
Sigma Finance, 1.51%, 11/29/04 (d)                                    194,030                        192,535
Sigma Finance, 1.95%, 5/17/05 (d)                                     465,673                        465,580
                                                                                              ---------------
TOTAL COMMERCIAL PAPER (Cost $8,568,332)                                                           8,568,332
                                                                                              ---------------

CORPORATE BONDS AND NOTES - 2.6%
Bayerische Landesbank, 1.39%, 6/24/05                                 388,061                        388,061
Halogen Funding Company, 1.82%, 10/18/05                              776,121                        776,121
Natexis Banque, 1.65%, 7/12/05                                        582,091                        581,885
Northlake, 1.48%, 3/07/05                                             349,254                        349,254
West LB, 1.41%, 10/18/04 (d)                                          194,030                        195,429
                                                                                              ---------------
TOTAL CORPORATE BONDS AND NOTES (Cost $2,290,750)                                                  2,290,750
                                                                                              ---------------

CORPORATE PAYDOWN SECURITY - 0.5%
RMAC, 1.87%, 3/12/05                                                  388,061                        388,061
                                                                                              ---------------
TOTAL CORPORATE PAYDOWN SECURITY (Cost $388,061)                                                     388,061
                                                                                              ---------------

MUTUAL FUND - 0.0%
Merrill Lynch Premier Institutional Fund                                  388                            388
                                                                                              ---------------
TOTAL MUTUAL FUND (Cost $388)                                                                            388
                                                                                              ---------------

PRINCIPAL CASH - 0.4%
Prncipal Cash                                                         373,393                        373,393
                                                                                              ---------------
TOTAL PRINCIPAL CASH (Cost $373,393)                                                                 373,393
                                                                                              ---------------

REPURCAHSE AGREEMENTS - 9.5%
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 1,513,436                      1,513,435
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations)   659,703                        659,703
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations)   151,344                        151,344
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)               388,061                        388,061
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)               970,151                        970,150
Lehman Brothers Repurchase Agreement, 1.98%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             3,880,605                      3,880,604
Morgan Stanley Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Ginnie Mae Collateralized Mortgage Obligations)    776,121                        776,121
                                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $8,339,418)                                                      8,339,418
                                                                                              ---------------
Total Investments Purchased as Securities Lending Collateral (Cost $21,124,525)                   21,124,525
                                                                                              ---------------
Total Investments (AssetMark Real Estate Securities)  (Cost $95,280,850) - 124.1%                109,273,469
                                                                                              ---------------
Liabilities in Excess of Other Assets - (24.1)%                                                  (21,200,969)
                                                                                              ---------------
TOTAL NET ASSETS - 100.0%                                                                        $88,072,500
                                                                                              ===============

Percentages are stated as a percent of net assets.

(a)  Non Income Producing
(b)  Foreign Denominated
(c)  All or a portion of this  security  represents  investments  of  securities lending collateral.
(d)  Variable Rate  Security.  The rate shown is the rate in effect on September
     30, 2004.

AssetMark Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2004 (Unaudited)

(showing percentage of total net assets)

                                                             Number of Shares                    Market Value
COMMON STOCKS - 95.8%
Air Freight & Logistics - 4.6%
CH Robinson Worldwide, Inc. (b)                                        48,000                      2,226,720
Expeditors International Washington, Inc. (b)                          43,000                      2,223,100
                                                                                              ---------------
                                                                                                   4,449,820
                                                                                              ---------------
Auto Components - 2.5%
Gentex Corp. (b)                                                       70,000                      2,459,100
                                                                                              ---------------
Biotechnology - 5.6%
Affymetrix, Inc. (a)                                                   20,700                        635,697
Corgentech, Inc. (a) (b)                                               12,900                        220,203
Digene Corp. (a)                                                       13,700                        355,652
Genentech, Inc. (a) (b)                                                20,200                      1,058,884
Onyx Pharmaceuticals, Inc. (a) (b)                                     12,200                        524,722
Techne Corp. (a)                                                       60,000                      2,290,800
Vicuron Pharmaceuticals, Inc. (a)                                      23,100                        339,108
                                                                                              ---------------
                                                                                                   5,425,066
                                                                                              ---------------
Capital Markets - 4.1%
BlackRock, Inc.                                                        29,920                      2,198,821
SEI Investments Co.                                                    18,100                        609,608
T. Rowe Price Group, Inc.                                              22,100                      1,125,774
                                                                                              ---------------
                                                                                                   3,934,203
                                                                                              ---------------
Commercial Services & Supplies - 7.3%
DeVry, Inc. (a) (b)                                                   115,000                      2,381,650
Jackson Hewitt Tax Service, Inc.                                       70,000                      1,416,100
Robert Half International, Inc. (b)                                    32,700                        842,679
The ServiceMaster Co.                                                 185,000                      2,379,100
                                                                                              ---------------
                                                                                                   7,019,529
                                                                                              ---------------
Communications Equipment - 5.2%
Ciena Corp. (a)                                                       101,600                        201,168
Juniper Networks, Inc. (a) (b)                                         73,700                      1,739,320
Research In Motion Ltd. (a) (b)                                        40,300                      3,076,502
                                                                                              ---------------
                                                                                                   5,016,990
                                                                                              ---------------
Computers & Peripherals - 2.8%
Network Appliance, Inc. (a) (b)                                        42,000                        966,000
SanDisk Corp. (a) (b)                                                  60,000                      1,747,200
                                                                                              ---------------
                                                                                                   2,713,200
                                                                                              ---------------
Containers & Packaging - 3.1%
Packaging Corp of America                                              83,600                      2,045,692
Pactiv Corp. (a)                                                       42,000                        976,500
                                                                                              ---------------
                                                                                                   3,022,192
                                                                                              ---------------
Diversified Financial Services - 2.3%
Financial Federal Corp. (a) (b)                                        60,000                      2,248,800
                                                                                              ---------------
Diversified Telecommunication Services - 1.1%
Sprint Corp.                                                           32,950                        663,284
Time Warner Telecom, Inc. (a)                                          80,900                        388,320
                                                                                              ---------------
                                                                                                   1,051,604
                                                                                              ---------------
Electronic Equipment & Instruments - 0.4%
Cognex Corp.                                                           14,800                        387,760
                                                                                              ---------------
Health Care Providers & Services - 0.8%
Express Scripts, Inc. (a)                                              12,100                        790,614
                                                                                              ---------------
Hotels Restaurants & Leisure - 5.6%
GTECH Holdings Corp.                                                  114,000                      2,886,480
Ihop Corp. (b)                                                         66,000                      2,521,860
                                                                                              ---------------
                                                                                                   5,408,340
                                                                                              ---------------
Internet & Catalog Retail - 6.3%
Amazon.Com, Inc. (a) (b)                                               36,000                      1,470,960
eBay, Inc. (a) (b)                                                     50,400                      4,633,776
                                                                                              ---------------
                                                                                                   6,104,736
                                                                                              ---------------
Internet Software & Services - 8.7%
RealNetworks, Inc. (a) (b)                                            480,500                      2,239,130
SkillSoft PLC ADR (a)                                                 370,000                      2,475,300
Yahoo!, Inc. (a) (b)                                                  109,900                      3,726,709
                                                                                              ---------------
                                                                                                   8,441,139
                                                                                              ---------------
IT Services - 3.1%
CheckFree Corp. (a)                                                    16,400                        453,788
Global Payments, Inc. (b)                                              27,000                      1,445,850
Paychex, Inc.                                                          34,800                      1,049,220
                                                                                              ---------------
                                                                                                   2,948,858
                                                                                              ---------------
Machinery - 1.5%
Graco, Inc.                                                            44,000                      1,474,000
                                                                                              ---------------
Media - 10.6%
Cablevision Systems Corp. (a) (b)                                      29,900                        606,372
Citadel Broadcasting Corp. (a)                                          7,000                         89,740
Clear Channel Communications, Inc.                                     19,100                        595,347
Cox Radio, Inc. (a)                                                    31,500                        469,980
EchoStar Communications Corp. (a)                                      69,200                      2,153,504
Gemstar-TV Guide International, Inc. (a)                              560,000                      3,164,000
Univision Communications, Inc. (a) (b)                                 65,112                      2,058,190
Westwood One, Inc. (a)                                                 54,200                      1,071,534
                                                                                              ---------------
                                                                                                  10,208,667
                                                                                              ---------------
Multiline Retail - 1.7%
Tuesday Morning Corp. (a) (b)                                          52,000                      1,607,840
                                                                                              ---------------
Oil & Gas - 1.4%
EOG Resources, Inc. (b)                                                20,000                      1,317,000
                                                                                              ---------------
Pharmaceuticals - 1.0%
Eon Labs, Inc. (a)                                                     10,300                        223,510
MGI Pharma, Inc. (a)                                                   15,100                        403,019
Nektar Therapeutics (a)                                                23,900                        346,072
                                                                                              ---------------
                                                                                                     972,601
                                                                                              ---------------
Semiconductor & Semiconductor Equipment - 6.9%
Altera Corp. (a) (b)                                                   27,900                        546,003
Applied Micro Circuits Corp. (a) (b)                                   61,900                        193,747
Intersil Corp.                                                         18,100                        288,333
Maxim Integrated Products, Inc.                                        65,400                      2,765,766
Mindspeed Technologies, Inc. (a) (b)                                   49,600                         99,200
Novellus Systems, Inc. (a)                                             15,100                        401,509
Xilinx, Inc. (b)                                                       86,700                      2,340,900
                                                                                              ---------------
                                                                                                   6,635,458
                                                                                              ---------------
Software - 3.7%
Agile Software Corp. (a)                                               46,600                        369,538
McAfee, Inc. (a) (b)                                                   70,000                      1,407,000
NAVTEQ Corp. (a)                                                        7,800                        277,992
Opsware, Inc. (a)                                                      67,700                        379,797
Red Hat, Inc. (a) (b)                                                  43,200                        528,768
Salesforce.com, Inc. (a)                                               39,210                        612,852
                                                                                              ---------------
                                                                                                   3,575,947
                                                                                              ---------------
Specialty Retail - 4.5%
Bed Bath & Beyond, Inc. (a) (b)                                        43,800                      1,625,418
Chico's FAS, Inc. (a) (b)                                               5,700                        194,940
Weight Watchers International, Inc. (a) (b)                            65,000                      2,523,300
                                                                                              ---------------
                                                                                                   4,343,658
                                                                                              ---------------
Wireless Telecommunication Services - 1.0%
Telephone & Data Systems, Inc.                                         11,600                        976,372
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $82,768,397)                                                            92,533,494
                                                                                              ---------------

SHORT TERM INVESTMENTS - 4.3%
Variable Rate Demand Notes - 4.3%
Federated Prime Obligations Fund
1.56%                                                               4,112,870                      4,112,870
                                                                                              ---------------

TOTAL SHORT TERM INVESTMENTS (Cost $4,112,870)                                                     4,112,870
                                                                                              ---------------

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 34.5%
CERTIFICATES OF DEPOSIT - 1.9%
Lloyds Institutional Certificate of Deposit, 1.20%, 10/27/04 (c)      612,725                        612,725
Rabobank Nederland Certificate of Deposit, 2.02%, 3/02/05 (c)         612,725                        612,725
Svenska Handlsbnkn Certificate of Deposit, 1.17%, 10/21/04 (c)        612,725                        612,725
                                                                                              ---------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,838,175)                                                    1,838,175
                                                                                              ---------------

COMMERCIAL PAPER - 14.0%
CCN Bluegrass, 1.88%, 5/18/05 (c)                                     612,725                        612,725
Concord Minutemen Capital Co., 1.74%, 10/14/04                      1,225,451                      1,225,452
Edison Asset Securitization, 1.52%, 10/13/04 (c)                      612,725                        610,361
Ford Credit, 1.65%, 10/22/04 (c)                                      735,271                        733,249
Goldman Sachs Group, Inc., 1.96%, 4/22/05 (c)                         919,088                        919,088
Lakeside Funding LLC, 1.79%, 10/08/04 (c)                           1,225,451                      1,225,452
Leafs LLC, 1.66%, 4/20/05                                             612,725                        612,725
Lehman Brothers, 1.31%, 1/19/05                                       919,088                        919,088
Lloyds Bank, 1.46%, 11/17/04 (c)                                      245,090                        245,090
Main St. Wharehouse, 1.74%, 10/04/04 (c)                              367,635                        367,173
Main St. Wharehouse, 1.84%, 10/20/04 (c)                            1,225,451                      1,223,760
Morgan Stanley, 1.58%, 12/08/04                                       428,908                        428,908
Morgan Stanley, 1.96%, 3/07/05 (c)                                    490,180                        490,180
Morgan Stanley, 1.96%, 3/11/05 (c)                                    551,453                        551,453
Mortgage Interest, 1.75%, 10/12/04 (c)                              1,102,906                      1,101,405
Park Granada LLC, 1.74%, 10/20/04 (c)                               1,225,451                      1,223,674
Sigma Finance, 1.51%, 11/29/04 (c)                                    306,363                        304,001
Sigma Finance, 1.95%, 5/17/05 (c)                                     735,271                        735,124
                                                                                              ---------------
TOTAL COMMERCIAL PAPER (Cost $13,528,908)                                                         13,528,908
                                                                                              ---------------

CORPORATE BONDS AND NOTES - 3.8%
Bayerische Landesbank, 1.39%, 6/24/05                                 612,725                        612,725
Halogen Funding Company, 1.82%, 10/18/05                            1,225,451                      1,225,452
Natexis Banque, 1.65%, 7/12/05                                        919,088                        918,764
Northlake, 1.48%, 3/07/05                                             551,453                        551,453
West LB, 1.41%, 10/18/04 (c)                                          306,363                        308,571
                                                                                              ---------------
TOTAL CORPORATE BONDS AND NOTES (Cost $3,616,965)                                                  3,616,965
                                                                                              ---------------

CORPORATE PAYDOWN SECURITY - 0.6%
RMAC, 1.87%, 3/12/05                                                  612,725                        612,725
                                                                                              ---------------
TOTAL CORPORATE PAYDOWN SECURITY (Cost $612,725)                                                     612,725
                                                                                              ---------------

MUTUAL FUND - 0.0%
Merrill Lynch Premier Institutional Fund                                  613                            613
                                                                                              ---------------
TOTAL MUTUAL FUND (Cost $613)                                                                            613
                                                                                              ---------------

PRINCIPAL CASH - 0.6%
Prncipal Cash                                                         589,565                        589,565
                                                                                              ---------------
TOTAL PRINCIPAL CASH (Cost $589,565)                                                                 589,565
                                                                                              ---------------

REPURCAHSE AGREEMENTS - 13.6%
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 2,389,629                      2,389,629
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 1,041,633                      1,041,633
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations)   238,963                        238,963
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)               612,725                        612,725
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             1,531,814                      1,531,814
Lehman Brothers Repurchase Agreement, 1.98%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             6,127,255                      6,127,255
Morgan Stanley Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Ginnie Mae Collateralized Mortgage Obligations)  1,225,451                      1,225,452
                                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $13,167,471)                                                    13,167,471
                                                                                              ---------------
Total Investments Purchased as Securities Lending Collateral (Cost $33,354,422)                   33,354,422
                                                                                              ---------------
Total Investments (AssetMark Small Mid Cap Growth)  (Cost $120,235,688) - 134.6%                 130,000,786
                                                                                              ---------------
Liabilities in Excess of Other Assets - (34.6)%                                                  (33,414,557)
                                                                                              ---------------
TOTAL NET ASSETS - 100.0%                                                                        $96,586,229
                                                                                              ===============

Percentages are stated as a percent of net assets.

(a)  Non Income Producing
(b)  All or a portion of this  security  represents  investments  of  securities lending collateral.
(c)  Variable Rate  Security.  The rate shown is the rate in effect on September
     30, 2004.

AssetMark Small/Mid Cap Value Fund
Schedule of Investments
September 30, 2004 (Unaudited)

(showing percentage of total net assets)

                                                             Number of Shares                    Market Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 2.9%
Goodrich Corp.                                                         36,400                     $1,141,504
Moog, Inc. (a)                                                         33,650                      1,221,495
United Defense Industries, Inc. (a)                                    20,700                        827,793
                                                                                              ---------------
                                                                                                   3,190,792
                                                                                              ---------------
Automobiles - 1.2%
Thor Industries, Inc. (c)                                              50,000                      1,323,500
                                                                                              ---------------
Beverages - 0.8%
Constellation Brands, Inc. - Class A (a)                               22,300                        848,738
                                                                                              ---------------
Biotechnology - 0.4%
Angiotech Pharmaceuticals, Inc. (a) (b)                                20,400                        413,508
                                                                                              ---------------
Building Products - 0.5%
York International Corp. (c)                                           16,600                        524,394
                                                                                              ---------------
Capital Markets - 6.1%
E*Trade Financial Corp. (a)                                            96,500                      1,102,030
Janus Capital Group, Inc. (c)                                          95,200                      1,295,672
Northern Trust Corp.                                                   58,200                      2,374,560
T. Rowe Price Group, Inc. (c)                                          17,325                        882,535
Waddell & Reed Financial, Inc.                                         51,100                      1,124,200
                                                                                              ---------------
                                                                                                   6,778,997
                                                                                              ---------------
Chemicals - 4.7%
Airgas, Inc.                                                           55,700                      1,340,699
International Flavors & Fragrances, Inc.                               29,600                      1,130,720
Lyondell Chemical Co. (c)                                              46,800                      1,051,128
Methanex Corp. (b)                                                    110,200                      1,660,714
                                                                                              ---------------
                                                                                                   5,183,261
                                                                                              ---------------
Commercial Banks - 4.0%
Banknorth Group, Inc.                                                  46,900                      1,641,500
Greater Bay Bancorp (c)                                                18,100                        520,375
Hibernia Corp.                                                         38,500                      1,016,785
North Fork Bancorporation, Inc. (c)                                    27,700                      1,231,265
                                                                                              ---------------
                                                                                                   4,409,925
                                                                                              ---------------
Commercial Services & Supplies - 10.7%
Aramark Corp.                                                          42,100                      1,016,294
Brady Corp. (c)                                                        15,300                        746,181
Cendant Corp.                                                          28,575                        617,220
DeVry, Inc. (a) (c)                                                    25,950                        537,425
Dun & Bradstreet Corp. (a)                                             21,375                      1,254,713
Equifax, Inc.                                                          47,150                      1,242,874
Herman Miller, Inc.                                                    41,750                      1,029,137
Manpower, Inc. (c)                                                     21,200                        943,188
Pitney Bowes, Inc.                                                     35,775                      1,577,677
RR Donnelley & Sons Co. (c)                                            27,205                        852,061
Sotheby's Holdings (a)                                                 43,150                        678,318
Steelcase, Inc.                                                        46,050                        644,700
The ServiceMaster Co.                                                  48,600                        624,996
                                                                                              ---------------
                                                                                                  11,764,784
                                                                                              ---------------
Communications Equipment - 1.7%
Andrew Corp. (a) (c)                                                   82,900                      1,014,696
Arris Group, Inc. (a) (c)                                             155,000                        809,100
                                                                                              ---------------
                                                                                                   1,823,796
                                                                                              ---------------
Computers & Peripherals - 0.6%
UNOVA, Inc. (a) (c)                                                    45,400                        637,870
                                                                                              ---------------
Consumer Finance - 0.3%
MoneyGram International, Inc.                                          22,300                        380,884
                                                                                              ---------------
Diversified Financial Services - 1.0%
Brascan Corp. (b)                                                      37,150                      1,121,930
                                                                                              ---------------
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.                                                       33,500                      1,147,040
                                                                                              ---------------
Electric Utilities - 1.0%
PG&E Corp. (a) (c)                                                     36,400                      1,106,560
                                                                                              ---------------
Electronic Equipment & Instruments - 2.2%
Amphenol Corp. (a)                                                     27,300                        935,298
Anixter International, Inc. (a) (c)                                    20,150                        707,063
CDW Corp. (c)                                                          13,300                        771,799
                                                                                              ---------------
                                                                                                   2,414,160
                                                                                              ---------------
Energy Equipment & Services - 1.8%
Pride International, Inc. (a) (c)                                      54,700                      1,082,513
Weatherford International Ltd. (a)(b)                                  18,500                        943,870
                                                                                              ---------------
                                                                                                   2,026,383
                                                                                              ---------------
Food Products - 1.1%
The JM Smucker Co.                                                     27,300                      1,212,393
                                                                                              ---------------
Gas Utilities - 0.1%
Southern Union Co. (a)                                                  6,800                        139,400
                                                                                              ---------------
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.                                             21,300                        685,008
C.R. Bard, Inc.                                                        15,200                        860,776
Fisher Scientific International (a) (c)                                16,968                        989,743
Invacare Corp.                                                         25,750                      1,184,500
                                                                                              ---------------
                                                                                                   3,720,027
                                                                                              ---------------
Health Care Providers & Services - 3.6%
IMS Health, Inc.                                                       88,850                      2,125,292
NDCHealth Corp.                                                        16,500                        264,825
Omnicare, Inc. (c)                                                     56,750                      1,609,430
                                                                                              ---------------
                                                                                                   3,999,547
                                                                                              ---------------
Hotels Restaurants & Leisure - 4.8%
Alliance Gaming Corp. (a)                                              32,600                        490,956
Caesars Entertainment, Inc. (a)                                        85,300                      1,424,510
Intrawest Corp. (b)                                                    61,000                      1,155,340
Royal Caribbean Cruises Ltd. (b) (c)                                   21,400                        933,040
Yum! Brands, Inc. (c)                                                  31,000                      1,260,460
                                                                                              ---------------
                                                                                                   5,264,306
                                                                                              ---------------
Household Durables - 4.7%
American Greetings (a) (c)                                             45,700                      1,147,984
Maytag Corp. (c)                                                       38,000                        698,060
Mohawk Industries, Inc. (a) (c)                                        13,300                      1,055,887
The Black & Decker Corp. (c)                                           17,925                      1,388,112
The Stanley Works (c)                                                  20,000                        850,600
                                                                                              ---------------
                                                                                                   5,140,643
                                                                                              ---------------
Household Products - 1.9%
Clorox Co.                                                             13,100                        698,230
Energizer Holdings, Inc. (a) (c)                                       30,050                      1,385,305
                                                                                              ---------------
                                                                                                   2,083,535
                                                                                              ---------------
Industrial Conglomerates - 0.8%
Carlisle Cos, Inc.                                                     13,250                        847,073
                                                                                              ---------------
Insurance - 11.2%
AMBAC Financial Group, Inc.                                            14,600                      1,167,270
Assurant, Inc.                                                         20,300                        527,800
Everest Re Group Ltd. (b)                                              21,700                      1,612,961
Fidelity National Financial, Inc.                                      28,100                      1,070,610
HCC Insurance Holdings, Inc. (c)                                       48,650                      1,466,798
Markel Corp. (a) (c)                                                    6,635                      2,046,234
MBIA, Inc. (c)                                                         42,300                      2,462,283
Willis Group Holdings Ltd (b)                                          26,100                        976,140
XL Capital Ltd. (b) (c)                                                14,575                      1,078,404
                                                                                              ---------------
                                                                                                  12,408,500
                                                                                              ---------------
IT Services - 2.2%
Certegy, Inc.                                                          14,275                        531,173
SunGard Data Systems, Inc. (a)                                         53,100                      1,262,187
The BISYS Group, Inc. (a)                                              44,000                        642,840
                                                                                              ---------------
                                                                                                   2,436,200
                                                                                              ---------------
Leisure Equipment & Products - 1.4%
Hasbro, Inc. (c)                                                       42,325                        795,710
Mattel, Inc. (c)                                                       40,300                        730,639
                                                                                              ---------------
                                                                                                   1,526,349
                                                                                              ---------------
Machinery - 4.7%
IDEX Corp.                                                             45,612                      1,548,984
Kaydon Corp. (c)                                                       29,600                        851,592
Oshkosh Truck Corp.                                                    24,000                      1,369,440
Watts Water Technologies, Inc.                                         52,800                      1,417,680
                                                                                              ---------------
                                                                                                   5,187,696
                                                                                              ---------------
Media - 6.0%
Belo Corp.                                                             37,800                        852,012
Cablevision Systems Corp. (a) (c)                                      40,555                        822,455
Entercom Communications Corp. (a) (c)                                  27,700                        904,682
Harte-Hanks, Inc.                                                      33,000                        825,330
Interpublic Group of Companies, Inc. (a) (c)                           92,810                        982,858
Knight-Ridder, Inc.                                                    16,300                      1,066,835
McClatchy Co.                                                           8,165                        578,327
Valassis Communications, Inc. (a) (c)                                  19,250                        569,415
                                                                                              ---------------
                                                                                                   6,601,914
                                                                                              ---------------
Multiline Retail - 3.9%
Dollar Tree Stores, Inc. (a) (c)                                       53,100                      1,431,045
Neiman Marcus Group, Inc. - Class A (c)                                32,825                      1,887,437
Tuesday Morning Corp. (a) (c)                                          32,600                      1,007,992
                                                                                              ---------------
                                                                                                   4,326,474
                                                                                              ---------------
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp. (c)                                            27,300                        708,435
                                                                                              ---------------
Real Estate - 0.6%
The St Joe Co. (c)                                                     13,200                        630,564
                                                                                              ---------------
Road & Rail - 0.9%
CSX Corp.                                                              31,400                      1,042,480
                                                                                              ---------------
Software - 1.3%
Amdocs Ltd (a) (b) (c)                                                 24,900                        543,567
Hyperion Solutions Corp. (a) (c)                                       27,900                        948,321
                                                                                              ---------------
                                                                                                   1,491,888
                                                                                              ---------------
Specialty Retail - 0.1%
United Auto Group, Inc.                                                 6,600                        165,594
                                                                                              ---------------
Thrifts & Mortgage Finance - 0.3%
Independence Community Bank Corp.                                       7,800                        304,590
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $94,433,289)                                                           104,334,130
                                                                                              ---------------

SHORT TERM INVESTMENTS - 5.7%
Variable Rate Demand Notes - 5.7%
Federated Prime Obligations Fund
1.56%                                                               6,249,676                      6,249,676

TOTAL SHORT TERM INVESTMENTS (Cost $6,249,675)                                                     6,249,676
                                                                                              ---------------

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 30.6%
CERTIFICATES OF DEPOSIT -1.7%
Lloyds Institutional Certificate of Deposit, 1.20%, 10/27/04 (d)      622,064                        622,064
Rabobank Nederland Certificate of Deposit, 2.02%, 3/02/05 (d)         622,064                        622,064
Svenska Handlsbnkn Certificate of Deposit, 1.17%, 10/21/04 (d)        622,064                        622,064
                                                                                              ---------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,866,192)                                                    1,866,192
                                                                                              ---------------

COMMERCIAL PAPER - 12.4%
CCN Bluegrass, 1.88%, 5/18/05 (d)                                     622,064                        622,064
Concord Minutemen Capital Co., 1.74%, 10/14/04                      1,244,129                      1,244,129
Edison Asset Securitization, 1.52%, 10/13/04 (d)                      622,064                        619,664
Ford Credit, 1.65%, 10/22/04 (d)                                      746,477                        744,425
Goldman Sachs Group, Inc., 1.96%, 4/22/05 (d)                         933,097                        933,097
Lakeside Funding LLC, 1.79%, 10/08/04 (d)                           1,244,129                      1,244,129
Leafs LLC, 1.66%, 4/20/05                                             622,064                        622,064
Lehman Brothers, 1.31%, 1/19/05                                       933,097                        933,097
Lloyds Bank, 1.46%, 11/17/04 (d)                                      248,826                        248,826
Main St. Wharehouse, 1.74%, 10/04/04 (d)                              373,239                        372,770
Main St. Wharehouse, 1.84%, 10/20/04 (d)                            1,244,129                      1,242,412
Morgan Stanley, 1.58%, 12/08/04                                       435,445                        435,445
Morgan Stanley, 1.96%, 3/07/05 (d)                                    497,652                        497,652
Morgan Stanley, 1.96%, 3/11/05 (d)                                    559,858                        559,858
Mortgage Interest, 1.75%, 10/12/04 (d)                              1,119,716                      1,118,192
Park Granada LLC, 1.74%, 10/20/04 (d)                               1,244,129                      1,242,325
Sigma Finance, 1.51%, 11/29/04 (d)                                    311,032                        308,635
Sigma Finance, 1.95%, 5/17/05 (d)                                     746,477                        746,328
                                                                                              ---------------
TOTAL COMMERCIAL PAPER (Cost $13,735,112)                                                         13,735,112
                                                                                              ---------------

CORPORATE BONDS AND NOTES - 3.3%
Bayerische Landesbank, 1.39%, 6/24/05                                 622,064                        622,064
Halogen Funding Company, 1.82%, 10/18/05                            1,244,129                      1,244,129
Natexis Banque, 1.65%, 7/12/05                                        933,097                        932,767
Northlake, 1.48%, 3/07/05                                             559,858                        559,858
West LB, 1.41%, 10/18/04 (d)                                          311,032                        313,275
                                                                                              ---------------
TOTAL CORPORATE BONDS AND NOTES (Cost $3,672,093)                                                  3,672,093
                                                                                              ---------------

CORPORATE PAYDOWN SECURITY - 0.6%
RMAC, 1.87%, 3/12/05                                                  622,064                        622,064
                                                                                              ---------------
TOTAL CORPORATE PAYDOWN SECURITY (Cost $622,064)                                                     622,064
                                                                                              ---------------

MUTUAL FUND - 0.0%
Merrill Lynch Premier Institutional Fund                                  622                            622
                                                                                              ---------------
TOTAL MUTUAL FUND (Cost $622)                                                                            622
                                                                                              ---------------

PRINCIPAL CASH - 0.5%
Prncipal Cash                                                         598,551                        598,551
                                                                                              ---------------
TOTAL PRINCIPAL CASH (Cost $598,551)                                                                 598,551
                                                                                              ---------------

REPURCAHSE AGREEMENTS - 12.1%
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 2,426,051                      2,426,051
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations) 1,057,510                      1,057,510
CS First Boston Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Freddie Mac Collateralized Mortgage Obligations)   242,605                        242,605
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)               622,064                        622,064
CS First Boston Repurchase Agreement, 1.94%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             1,555,161                      1,555,161
Lehman Brothers Repurchase Agreement, 1.98%, 10/01/04
(Collateralized by Collateralized Mortgage Obligations)             6,220,644                      6,220,645
Morgan Stanley Repurchase Agreement, 1.92%, 10/01/04
(Collateralized by Ginnie Mae Collateralized Mortgage Obligations)  1,244,129                      1,244,129
                                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $13,368,165)                                                    13,368,165
                                                                                              ---------------
Total Investments Purchased as Securities Lending Collateral (Cost $33,862,799)                   33,862,799
                                                                                              ---------------
Total Investments (AssetMark Small Mid Cap Value)  (Cost $134,545,763) - 130.8%                  144,446,605
                                                                                              ---------------
Liabilities in Excess of Other Assets - (30.8)%                                                  (34,032,130)
                                                                                              ---------------
TOTAL NET ASSETS - 100.0%                                                                       $110,414,475
                                                                                              ===============

Percentages are stated as a percent of net assets.

(a)  Non Income Producing
(b)  Foreign Denominated
(c)  All or a portion of this  security  represents  investments  of  securities lending collateral.
(d)  Variable Rate  Security.  The rate shown is the rate in effect on September
     30, 2004.

AssetMark Tax-Exempt Fixed Income Fund
Schedule of Investments
September 30, 2004 (Unaudited)

(showing percentage of total net assets)

                                                                 Principal Amount               Market Value
                                                                 ----------------               ------------
MUNICIPAL BONDS - 98.2%
Alabama - 0.4%
Alabama Public School & College Authority/AL
5.00% due 02/01/2012                                                  125,000                       $136,658
                                                                                              ---------------
City of Birmingham AL
5.00% due 04/01/2008                                                  195,000                        211,325
                                                                                              ---------------
                                                                                                      347,983
                                                                                              ---------------
Arizona - 4.1%
Arizona Sch Facs Brd Rev State Sch
5.00% due 07/01/2006                                                  900,000                        948,267
City of Scottsdale AZ
5.25% due 07/01/2012                                                1,000,000                      1,115,780
Maricopa County Elementary School District No 3-Tempe Elementary/AZ
5.00% due 07/01/2012                                                  135,000                        150,165
Maricopa County Unified School District No 48-Scottsdale/AZ
4.75% due 07/01/2010                                                  500,000                        546,900
Navajo County Unified School District No 32 Blue Ridge/AZ
5.00% due 07/01/2014                                                  300,000                        334,230
Phoenix Civic Improvement Corp.
5.60% due 07/01/2017                                                  500,000                        532,900
                                                                                              ---------------
                                                                                                   3,628,242
                                                                                              ---------------
California - 4.7%
California State Public Works Board
5.80% due 01/01/2013                                                1,225,000                      1,311,216
Fallbrook Union High School District/San Diego County CA
5.375% due 09/01/2014                                                 100,000                        114,946
Long Beach Unified School District/CA
5.00% due 08/01/2016                                                  685,000                        749,137
Los Angeles County Metropolitan Transportation Authority/CA
5.00% due 07/01/2014                                                  350,000                        387,271
State of California
5.00% due 07/01/2015                                                1,500,000                      1,662,045
                                                                                              ---------------
                                                                                                   4,224,615
                                                                                              ---------------
Connecticut - 1.9%
State of Connecticut
4.00% due 09/01/2005                                                1,150,000                      1,174,495
5.25% due 06/15/2009                                                  425,000                        472,269
                                                                                              ---------------
                                                                                                   1,646,764
                                                                                              ---------------
District of Columbia - 1.9%
District of Columbia
5.25% due 06/01/2012                                                1,000,000                      1,125,160
5.50% due 06/01/2007 to 06/01/2009                                    500,000                        553,485
                                                                                              ---------------
                                                                                                   1,678,645
                                                                                              ---------------
Florida - 2.9%
County of Miami-Dade FL
6.25% due 10/01/2007                                                  100,000                        111,746
Florida St Turnpike Authority
5.00% due 07/01/2007                                                2,000,000                      2,152,420
Jacksonville Fl
5.65% due 10/01/2005                                                  225,000                        233,973
Mary Esther Fl
4.95% due 01/01/2007                                                  100,000                        106,266
                                                                                              ---------------
                                                                                                   2,604,405
                                                                                              ---------------
Georgia - 1.9%
City of Atlanta GA
5.00% due 11/01/2038                                                  500,000                        557,455
Fulton County School District
5.25% due 01/01/2014                                                1,000,000                      1,132,010
                                                                                              ---------------
                                                                                                   1,689,465
                                                                                              ---------------
Hawaii - 0.1%
Honolulu City & County HI
6.00% due 01/01/2009                                                  100,000                        113,860
                                                                                              ---------------
Illinois - 7.0%
Chicago Metropolitan Water Reclamation District-Greater Chicago/IL
5.50% due 12/01/2012                                                  100,000                        114,128
6.05% due 12/01/2009                                                  100,000                        115,601
Chicago Park District/IL
6.25% due 01/01/2016                                                   75,000                         86,771
Chicago School Finance Authority/IL
5.20% due 06/01/2006                                                  500,000                        526,670
City of Chicago IL
5.375% due 01/01/2013                                                 100,000                        113,161
5.50% due 01/01/2010 to 01/01/2015                                    930,000                      1,051,180
Du Page & Cook Counties Community Unit School District No 205/IL
4.375% due 01/01/2009                                                 100,000                        106,994
Regional Transportation Authority
5.375% due 06/01/2014                                                 500,000                        565,935
Rock Island County School District No 41-Rock Island/IL
5.75% due 12/01/2006                                                1,000,000                      1,078,040
State of Illinois
5.25% due 08/01/2012                                                  100,000                        113,454
5.375% due 06/15/2007 to 07/01/2013                                 1,100,000                      1,256,423
5.50% due 06/15/2009 to 08/01/2010                                    995,000                      1,120,624
                                                                                              ---------------
                                                                                                   6,248,981
                                                                                              ---------------
Indiana - 4.0%
Indiana Bond Bank/IN
5.00% due 02/01/2012                                                2,225,000                      2,460,004
Purdue University/IN
4.25% due 07/01/2008                                                  200,000                        212,634
5.25% due 07/01/2008                                                  500,000                        549,335
Sunman Dearborn Intermediate School Building Corp/IN
5.375% due 07/15/2012                                                 300,000                        337,488
                                                                                              ---------------
                                                                                                   3,559,461
                                                                                              ---------------
Iowa - 0.6%
Polk County IA
4.00% due 06/01/2012                                                  480,000                        497,880
Maryland - 3.5%
Harford County Md
4.00% due 01/15/2007                                                1,500,000                      1,570,200
Maryland St Dept Transn Cnty T Cons Tran
5.50% due 02/01/2017                                                1,160,000                      1,365,065
State of Maryland
5.50% due 03/01/2013                                                  175,000                        202,638
                                                                                              ---------------
                                                                                                   3,137,903
                                                                                              ---------------
Massachusetts - 6.5%
Commonwealth of Massachusetts
5.50% due 11/01/2016                                                1,500,000                      1,751,355
Massachusetts Bay Transportation Authority
5.25% due 07/01/2015 to 07/01/2016                                  1,900,000                      2,156,053
5.50% due 03/01/2009 to 03/01/2012                                    595,000                        667,346
7.00% due 03/01/2007                                                1,000,000                      1,115,330
Massachusetts State Water Resources Authority
6.25% due 12/01/2011                                                  120,000                        142,813
                                                                                              ---------------
                                                                                                   5,832,897
                                                                                              ---------------
Michigan - 5.9%
Clarkston Community Schools/MI
5.00% due 05/01/2016                                                1,175,000                      1,285,403
Detroit MI
7.10% due 12/15/2009                                                  430,000                        481,484
Dundee Community School District/MI
5.375% due 05/01/2010                                                 150,000                        168,315
Kalamazoo Public Library/MI
5.40% due 05/01/2014                                                  600,000                        689,922
Lansing School District/MI
5.00% due 05/01/2017                                                  800,000                        869,720
Michigan State Building Authority
6.00% due 10/01/2006                                                1,610,000                      1,741,521
                                                                                              ---------------
                                                                                                   5,236,365
                                                                                              ---------------
Minnesota - 0.9%
Osseo Independent School District No 279/MN
5.00% due 02/01/2013                                                  400,000                        441,156
Prior Lake Independent School District No 719/MN
4.75% due 02/01/2010                                                  295,000                        322,485
                                                                                              ---------------
                                                                                                     763,641
                                                                                              ---------------
Missouri - 0.4%
Kansas City Municipal Assistance Corp/MO
5.00% due 03/01/2012                                                  300,000                        332,205
Nebraska - 0.1%
City of Omaha NE
5.375% due 02/01/2013                                                 100,000                        113,344
Nevada - 0.2%
Clark County School District
6.00% due 06/15/2007                                                  135,000                        145,869
New Jersey - 2.1%
Lenape N J Regl High Sch Dist  Ref Sch B
5.00% due 04/01/2012                                                  970,000                      1,082,714
New Jersey St Turnpike Authority
6.75% due 01/01/2009                                                  700,000                        747,817
                                                                                              ---------------
                                                                                                   1,830,531
                                                                                              ---------------
New Mexico - 1.3%
University of New Mexico/NM
5.25% due 06/01/2014                                                1,035,000                      1,166,724
New York - 8.0%
City of New York NY
5.25% due 08/01/2011                                                  100,000                        112,145
Metropolitan Transportation Authority/NY
5.25% due 07/01/2007 to 04/01/2009                                    475,000                        513,187
Municipal Assistance Corporation For The City Of New York/NY
6.25% due 07/01/2006                                                  900,000                        968,391
Nassau County Interim Finance Authority/NY
5.00% due 11/15/2007                                                  350,000                        379,306
New York City Transit Authority/NY
5.625% due 01/01/2012                                                 500,000                        562,520
New York State Dormitory Authority
5.25% due 11/15/2023 to 07/01/2031                                  2,675,000                      3,022,799
New York State Thruway Authority/NY
5.25% due 01/01/2010                                                  300,000                        326,214
State of New York
4.00% due 04/15/2006                                                  525,000                        541,763
Triborough Bridge & Tunnel Authority/NY
5.25% due 11/15/2015                                                  650,000                        741,715
                                                                                              ---------------
                                                                                                   7,168,040
                                                                                              ---------------
North Carolina - 1.6%
City of Raleigh NC
4.00% due 03/01/2008                                                  725,000                        763,432
North Carolina Municipal Power Agency No 1 Catawba/NC
5.25% due 01/01/2009                                                  500,000                        553,685
State of North Carolina
4.60% due 04/01/2008                                                  100,000                        107,773
                                                                                              ---------------
                                                                                                   1,424,890
                                                                                              ---------------
Ohio - 3.5%
Bowling Green State University
5.00% due 06/01/2008                                                  100,000                        108,935
City of Cleveland OH
5.00% due 01/01/2008                                                  305,000                        329,757
Columbus Oh
5.00% due 05/15/2014                                                  900,000                      1,011,690
Ohio St Higher Educational Facility Commission
5.25% due 10/01/2014                                                  625,000                        714,831
Ohio State Water Development Authority
4.00% due 12/01/2010                                                  935,000                        988,781
                                                                                              ---------------
                                                                                                   3,153,994
                                                                                              ---------------
Oregon - 0.5%
Oregon State Housing & Community Services Department/OR
5.40% due 07/01/2005                                                  175,000                        177,361
Portland Community College District/OR
5.125% due 06/01/2013                                                 245,000                        270,588
                                                                                              ---------------
                                                                                                     447,949
                                                                                              ---------------
Pennsylvania - 0.6%
City of Philadelphia PA
5.00% due 08/01/2010                                                  100,000                        110,158
Pennsylvania Housing Finance Agency
4.95% due 10/01/2004                                                  100,000                        100,000
Scranton PA
6.70% due 09/01/2018                                                  245,000                        300,296
                                                                                              ---------------
                                                                                                     510,454
                                                                                              ---------------
Puerto Rico - 6.3%
Commonwealth of Puerto Rico
5.00% due 07/01/2006                                                1,000,000                      1,056,280
Puerto Rico Elec Pwr Auth Pwr  Pwr Rev R
5.00% due 07/01/2014                                                2,100,000                      2,367,204
Puerto Rico Electric Power Authority
5.25% due 07/01/2012                                                1,595,000                      1,819,847
Puerto Rico Public Finance Corp.
5.25% due 08/01/2031                                                  300,000                        334,662
                                                                                              ---------------
                                                                                                   5,577,993
                                                                                              ---------------
South Carolina - 0.5%
Grand Strand Water & Sewer Authority
5.375% due 06/01/2014                                                 400,000                        451,688
                                                                                              ---------------
Tennessee - 2.7%
City of Knoxville TN
5.00% due 03/01/2009                                                  250,000                        273,510
City of Memphis/TN
5.50% due 11/01/2010                                                  300,000                        340,275
Memphis Tenn G.o. Impt
5.25% due 11/01/2015                                                1,600,000                      1,772,304
                                                                                              ---------------
                                                                                                   2,386,089
                                                                                              ---------------
Texas - 13.2%
City of Austin TX
5.25% due 09/01/2007                                                  100,000                        108,390
City of Fort Worth TX
5.25% due 02/15/2013                                                1,000,000                      1,127,410
City of Houston TX
2.00% due 03/01/2006                                                   75,000                         75,175
City of Mansfield TX
5.50% due 02/15/2008                                                  150,000                        165,129
City of San Antonio TX
5.00% due 02/01/2008                                                1,000,000                      1,082,510
5.375% due 02/01/2015                                               2,000,000                      2,285,140
5.50% due 02/01/2013                                                  150,000                        162,843
College Station Independent School District/TX
5.00% due 02/15/2013                                                  700,000                        776,048
County of Harris TX
5.25% due 10/01/2013                                                  750,000                        839,670
Denton TX
5.25% due 12/01/2013                                                  515,000                        581,558
Flower Mound TX
5.375% due 09/01/2006                                                 100,000                        106,394
Frisco TX
5.00% due 02/15/2012                                                  165,000                        180,474
5.875% due 02/15/2010                                                 145,000                        166,038
Lower Colorado River Authority
6.00% due 05/15/2013                                                  935,000                      1,070,033
Marble Falls Independent School District/TX
5.00% due 08/15/2015                                                  370,000                        411,285
Plano Independent School District
4.70% due 02/15/2013                                                1,000,000                      1,078,520
Round Rock Independent School District/TX
4.75% due 08/01/2010                                                  200,000                        208,908
Socorro Independent School District/TX
5.375% due 08/15/2013                                                 200,000                        224,112
Spring Independent School District/TX
5.875% due 08/15/2010                                                 125,000                        143,889
State of Texas
5.00% due 08/01/2014                                                  300,000                        333,687
5.50% due 10/01/2009                                                  400,000                        450,356
Texas State University Systems/TX
5.25% due 03/15/2010                                                  100,000                        111,595
University of Texas/TX
5.25% due 08/15/2008                                                  100,000                        110,253
                                                                                              ---------------
                                                                                                  11,799,417
                                                                                              ---------------
Utah - 2.8%
Jordan School District/UT
5.125% due 06/15/2008                                                 100,000                        109,798
State of Utah
4.00% due 07/01/2011                                                2,285,000                      2,411,955
                                                                                              ---------------
                                                                                                   2,521,753
                                                                                              ---------------
Virginia - 2.9%
City of Norfolk VA
5.00% due 01/01/2009                                                  100,000                        109,739
County of Fairfax VA
5.00% due 06/01/2007                                                  450,000                        485,582
Henry County Public Service Authority/VA
5.50% due 11/15/2019                                                1,000,000                      1,181,350
Newport News VA
5.00% due 11/01/2014                                                  325,000                        362,339
Virginia Resources Authority/VA
4.00% due 11/01/2005                                                  450,000                        461,335
                                                                                              ---------------
                                                                                                   2,600,345
                                                                                              ---------------
Washington - 4.4%
City of Bellevue WA
5.00% due 01/01/2006                                                  175,000                        181,892
City of Seattle WA
5.00% due 08/01/2012 to 07/01/2013                                    300,000                        328,649
City of Tacoma WA
5.00% due 12/01/2014                                                  500,000                        556,830
King Cnty Wash Sch Dist No 401 Ref  Impt
5.00% due 12/01/2005                                                1,165,000                      1,207,965
King County WA
5.50% due 12/01/2010                                                  100,000                        113,500
Snohomish County WA
5.00% due 12/01/2006                                                  100,000                        106,274
Spokane County School District No 356 Central Valley/WA
5.00% due 06/01/2011                                                  700,000                        777,182
State of Washington
0.00% due 06/01/2010                                                  800,000                        653,816
                                                                                              ---------------
                                                                                                   3,926,108
                                                                                              ---------------
West Virginia - 0.4%
West Virginia Economic Development Authority
4.00% due 06/01/2007                                                  300,000                        313,848
Wisconsin - 0.4%
Douglas County WI
5.50% due 02/01/2014                                                   75,000                         84,663
State of Wisconsin
5.00% due 05/01/2008                                                  150,000                        163,111
5.50% due 05/01/2009                                                  100,000                        111,737
                                                                                              ---------------
                                                                                                     359,511
                                                                                              ---------------
TOTAL MUNICIPAL BONDS (Cost $86,541,812)                                                          87,441,859
                                                                                              ---------------

SHORT TERM INVESTMENTS - 1.9%
Eastern Mi University
1.72% due 06/01/2027                                                  400,000                        400,000
First American T/f Obligation
0.6517% due 12/31/2055                                                  3,000                          3,000
Indiana Hlth Fac Fing Auth Rev
1.77% due 12/01/2029                                                  150,000                        150,000
Iowa Fin Auth Private College
1.77% due 07/01/2031                                                  100,000                        100,000
Minnesota St Higher Ed Facs
1.72% due 10/01/2032                                                  100,000                        100,000
Missouri Health And Education
1.77% due 12/01/2005                                                  100,000                        100,000
Missouri St Health & Edl Facs
1.72% due 11/01/2032                                                  235,000                        235,000
Missouri St Health & Educ.
1.77% due 10/01/2009                                                  240,000                        240,000
North Carolina Medical Care Commission/NC
1.72% due 06/01/2028                                                  200,000                        200,000
Phoenix Industrial Development Authority/AZ
1.72% due 01/01/2031                                                  200,000                        200,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,728,000)                                                     1,728,000
                                                                                              ---------------

Total Investments (AssetMark Tax Exempt Fixed Income)  (Cost $87,295,524) - 100.1%                89,169,859
                                                                                              ---------------
Liabilities in Excess of Other Assets - (0.1)%                                                       (92,545)
                                                                                              ---------------
TOTAL NET ASSETS - 100.0%                                                                        $89,077,314
                                                                                              ===============

Percentages are stated as a percent of net assets.

Item 2. Controls and Procedures.

(a)  The  Registrant's  President/Chief  Executive  Officer and  Treasurer/Chief
     Financial Officer have concluded that the Registrant's  disclosure controls and procedures  (as defined in Rule 30a-3(c)  under the Investment  Company
     Act of 1940 (the "1940 Act")) are  effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based  on the  evaluation  of  these  controls  and  procedures required by Rule 30a-3(b) under the 1940 Act and Rules  15d-15(b) under the
     Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  Registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred  during the Registrant's last fiscal half-year that has materially affected,  or is reasonably likely to materially affect,  the Registrant's  internal control over financial reporting.

Item 3. Exhibits.

Separate  certifications  for each  principal  executive  officer and  principal financial  officer of the  registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       AssetMark Funds
                  ---------------

By:               /s/ Ronald D. Cordes
                  --------------------------
                  Ronald D. Cordes, President

Date:             November 29, 2004
                  --------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Registrant:       AssetMark Funds
                  ---------------

By:               /s/ Ronald D. Cordes
                  --------------------------
                  Ronald D. Cordes
                  President (Principal Executive Officer)
                  AssetMark Funds

Date:             November 29, 2004
                  --------------------------

Registrant:       AssetMark Funds
                  ---------------

By:               /s/ Carrie E. Hansen
                  --------------------------
                  Carrie E. Hansen
                  Treasurer (Principal Financial Officer)
                  AssetMark Funds

Date:             November 29, 2004
                  --------------------------

* Print the name and title of each signing officer under his or her signature.